1933 Act Registration No. 2-74747
                                              1940 Act Registration No. 811-3313

    As filed with the Securities and Exchange Commission on February 1, 1999

================================================================================

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|

                         Pre-Effective Amendment No. ___    | |
                         Post-Effective Amendment No. 31    |X|

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940          |X|

                                Amendment No. 31


                           FIRST AMERICAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                            OAKS, PENNSYLVANIA 19456
               (Address of Principal Executive Offices) (Zip Code)

                                 (610) 676-1924
              (Registrant's Telephone Number, including Area Code)

                                 JAMES R. FOGGO
              C/O SEI INVESTMENTS COMPANY, OAKS, PENNSYLVANIA 19456
                     (Name and Address of Agent for Service)

                                   COPIES TO:

                           Kathleen L. Prudhomme, Esq.
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                          Minneapolis, Minnesota 55402

         It is proposed that this filing shall become effective (check appropriate box):

    |X| immediately upon filing pursuant to paragraph (b) of rule 485 | | on February 1, 1999 pursuant to paragraph (b) of rule 485
    | | 60 days after filing pursuant to paragraph (a)(1) of Rule 485 | | on February 1, 1999 pursuant to paragraph (a)(1) of Rule 485 | | 75 days after filing pursuant to paragraph (a)(2) of Rule 485 | | on (date) pursuant to paragraph (a)(2) of Rule 485

================================================================================

FEBRUARY 1, 1999

MONEY MARKET FUNDS

CLASS A, CLASS B AND CLASS C SHARES


Government Obligations Fund

Prime Obligations Fund

Tax Free Obligations Fund

Treasury Obligations Fund


                                 First American
                                       Funds, Inc.

                                   PROSPECTUS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

[LOGO] FIRST AMERICAN
THE POWER OF DISCIPLINED INVESTING (R)

TABLE OF
CONTENTS


FUND SUMMARIES
   Government Obligations Fund        2
   Prime Obligations Fund             4
   Tax Free Obligations Fund          6
   Treasury Obligations Fund          8
POLICIES & SERVICES
   Buying Shares                     10
   Selling Shares                    13
   Managing Your Investment          14
ADDITIONAL INFORMATION
   Management                        16
   More About The Funds              17
   Financial Highlights              18
FOR MORE INFORMATION         Back Cover

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of the First American Money Market Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.


1 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FUND SUMMARIES
GOVERNMENT OBLIGATIONS FUND

-----------------------------------------------------------------------------
OBJECTIVE
Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

-----------------------------------------------------------------------------
FUND PERFORMANCE
The illustrations below provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.

Information in the bar chart and the table is for the fund's class Y shares, which are offered through another prospectus. Class A shares commenced operations on April 29, 1998. The classes will have substantially similar returns, because they are invested in the same portfolio of securities. However, class A share returns will be lower because these shares have higher expenses.

2 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FUND SUMMARIES
GOVERNMENT OBLIGATIONS FUND (CONTINUED)
-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]


1991    5.56%
1992    3.34%
1993    2.89%
1994    4.00%
1995    5.69%
1996    5.13%
1997    5.26%
1998    5.15%
                                                                   BEST QUARTER:
                                                         Quarter ending: 3/31/91
                                                           Total return    1.53%

                                                                  WORST QUARTER:
                                                        Quarter ending:  6/30/93
                                                            Total Return   0.71%


 AVERAGE ANNUAL TOTAL RETURNS             Inception                                   Since
AS OF 12/31/98                                 Date   One Year    Five Years      Inception
Government Obligations Fund (Class Y)     3/1/90        5.15%        5.04%         4.92%


-----------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1998.(1)

 ---------------------------------------------------------------------------
SHAREHOLDER FEES                                                     Class A
  --------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                  None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                              None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  --------------------------------------------------------------------------
  Management Fees                                                    0.40%
  Distribution and Service (12b-1) Fees                              0.25%
  Other Expenses                                                     0.17%
  TOTAL                                                              0.82%
  --------------------------------------------------------------------------

(1)"Other expenses" have been restated to reflect current fees and expenses. Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.76%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



 --------------------
1 year        $   84
3 years       $  262
5 years       $  455
10 years      $1,014


3 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FUND SUMMARIES
PRIME OBLIGATIONS FUND

-----------------------------------------------------------------------------
OBJECTIVE
Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities;

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits and bankers' acceptances);

o commercial paper;

o non-convertible corporate debt securities;

o loan participation interests; and

o repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks and foreign corporations.

-----------------------------------------------------------------------------
MAIN RISKS
The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

-----------------------------------------------------------------------------
FUND PERFORMANCE
The illustrations below provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's class A shares has varied from year to year. The performance of class B and class C shares will be lower due to their higher expenses. The table illustrates the fund's average annual total returns over different time periods. Because class C shares were not offered prior to the date of this prospectus, no information is presented in the table for these shares. Both the chart and the table assume that all distributions have been reinvested.


4 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FUND SUMMAREIS
PRIME OBLIGATIONS FUND (CONTINUED)
-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR


[BAR GRAPH]


1996      4.97%
1997      5.12%
1998      5.04%


                                                 BEST QUARTER:
                                                 Quarter ending:      12/31/97
                                                 Total return         1.29%

                                                 WORST QUARTER:
                                                 Quarter ending:      12/31/98
                                                 Total Return         1.18%


AVERAGE ANNUAL TOTAL RETURNS
AS OF 12/31/98                     Inception Date    One Year    Since Inception
-----------------------------------------------------------------------------
Prime Obligations Fund (Class A)   1/21/95         5.04%          5.16%
-----------------------------------------------------------------------------
Prime Obligations Fund (Class B)   1/23/95         4.28%          4.38%
-----------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on class A and class B share expenses during the fiscal year ended September 30, 1998.(1)


 ---------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                     Class A      Class B          Class C
  --------------------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                            None         None(2)      None(2)
  MAXIMUM DEFERRED SALES CHARGE (LOAD) PROCEEDS, WHICHEVER IS LESS       None         5.00%(2)     1.00%(2)
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  --------------------------------------------------------------------------------------------------------
  Management Fees                                                        0.40%        0.40%        0.40%
  Distribution and Service (12b-1) Fees                                  0.25%        1.00%        1.00%
  Other Expenses                                                         0.24%        0.13%        0.13%
  TOTAL                                                                  0.89%        1.53%        1.53%
  --------------------------------------------------------------------------------------------------------


(1)"Other expenses" have been restated to reflect current fees and expenses. Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.80%, 1.45% AND 1.45%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2)Class B and class C shares generally are available only in exchange for class B or class C shares, respectively, of another First American fund. The contingent deferred sales charge imposed when you sell your class B or class C shares of Prime Obligations Fund will be based on the date you purchased shares of the original First American fund.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                CLASS B         CLASS B         CLASS C         CLASS C
                               assuming     assuming no        assuming     assuming no
                             redemption      redemption      redemption      redemption
                              at end of       at end of       at end of       at end of
               CLASS A      each period     each period     each period     each period
 --------------------------------------------------------------------------------------
1 year          $   91           $  656          $  156          $  354          $  254
3 years         $  284           $  883          $  483          $  579          $  579
5 years         $  493           $1,034          $  834          $  926          $  926
10 years        $1,096           $1,651          $1,651          $1,905          $1,905

5 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FUND SUMMARIES
TAX FREE OBLIGATIONS FUND

-----------------------------------------------------------------------------
OBJECTIVE
Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

o general obligation bonds, which are backed by the full faith, credit and taxing power of the issuer, and

o revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

-----------------------------------------------------------------------------
MAIN RISKS
The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

-----------------------------------------------------------------------------
FUND PERFORMANCE
The illustrations below provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.


6 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FUND SUMMARIES
TAX FREE OBLIGATIONS FUND (CONTINUED)
-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


[BAR GRAPH]


1996      2.65%
1997      2.87%
1998      2.85%

                                                  BEST QUARTER:
                                                  Quarter ending:     6/30/98
                                                  Total return        0.77%

                                                  WORST QUARTER:
                                                  Quarter ending:      9/30/96
                                                  Total Return         0.63%

AVERAGE ANNUAL TOTAL RETURNS
AS OF 12/31/98(1)                   Inception Date   One Year    Since Inception
--------------------------------------------------------------------------------
Tax Free Obligations Fund (Class A)     1/9/95          2.85%          2.85%
-------------------------------------------------------------------------------
(1)Performance prior to 11/25/97 is that of Qualivest Tax Free Money Market
   Fund.

--------------------------------------------------------------------------------
FEES AND EXPENSES
  The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1998.(1)

 ---------------------------------------------------------------------------

SHAREHOLDER FEES                                                     Class A
  --------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                    None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  --------------------------------------------------------------------------
  Management Fees                                                    0.40%
  Distribution and Service (12b-1) Fees                              0.25%
  Other Expenses                                                     0.22%
  TOTAL                                                              0.87%
  --------------------------------------------------------------------------

(1)"Other expenses" have been restated to reflect current fees and expenses. Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.74%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

---------------------
1 year        $   89
3 years       $  278
5 years       $  482
10 years      $1,073


7 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FUND SUMMARIES
TREASURY OBLIGATIONS FUND

-----------------------------------------------------------------------------
OBJECTIVE
Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

-----------------------------------------------------------------------------
MAIN RISKS
The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

-----------------------------------------------------------------------------
FUND PERFORMANCE
The illustrations below provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart is designed to show you how performance of the fund's shares has varied from year to year. However, the fund's class A shares have only been offered for one calendar year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.


8 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FUND SUMMARIES
TREASURY OBLIGATIONS FUND (CONTINUED)
-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1998      4.84%

                                               BEST QUARTER:
                                               Quarter ending:      9/30/98
                                               Total return         1.23%

                                               WORST QUARTER:
                                               Quarter ending:      12/31/98
                                               Total Return         1.09%


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

AVERAGE ANNUAL TOTAL RETURNS
AS OF 12/31/98                      Inception Date   One Year    Since Inception
-----------------------------------------------------------------------------
Treasury Obligations Fund (Class A)    11/3/97         4.84%          4.87%
-----------------------------------------------------------------------------
FEES AND EXPENSES
The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1998.(1)


 ---------------------------------------------------------------------------
SHAREHOLDER FEES                                                    Class A
  --------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                    None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  --------------------------------------------------------------------------
  Management Fees                                                    0.40%
  Distribution and Service (12b-1) Fees                              0.25%
  Other Expenses                                                     0.11%
  TOTAL                                                              0.76%
  --------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


 -------------------
1 year         $ 78
3 years        $243
5 years        $422
10 years       $942


9 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

POLICIES & SERVICES
BUYING SHARES

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($250 for a retirement plan). Additional investments can be made for as little as $100 ($25 for a retirement plan). The funds have the right to waive these minimum investment requirements for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.

-----------------------------------------------------------------------------
CHOOSING A SHARE CLASS
All funds in this prospectus offer class A shares. Prime Obligations Fund also offers class B and class C shares.

Each class has its own cost structure. Class B and class C shares are available only in exchange for class B or class C shares, respectively, of another First American fund or, in the case of class B shares, to set up a systematic exchange program to purchase class B shares of other First American funds.

CLASS A SHARES
Class A shares are offered at net asset value with no front-end or contingent deferred sales charge.

CLASS B SHARES
Prime Obligations Fund class B shares are available only in exchange for class B shares of another First American fund, or to set up a systematic exchange program that will be used to purchase class B shares of other First American funds. See "Managing Your Investment -- Systematic Exchange Program."

Class B shares have no front-end sales charge, however they do have:

o higher annual expenses than class A shares. (See "Fees and Expenses" in the "Fund Summaries" section.)

o a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of the date you purchased the original First American fund shares.

o automatic conversion to class A shares approximately eight years after purchase, thereby reducing future annual expenses.

CLASS C SHARES
Prime Obligations Fund class C shares are available only in exchange for class C shares of another First American fund, or to set up a systematic exchange program that will be used to purchase class C shares of other First American funds. Class C shares of the other First American funds have a front-end sales charge. You pay no front-end sales charge when you exchange other First American fund class C shares for Prime Obligations Fund class C shares. However, Prime Obligations Fund class C shares:

o are subject to a 1% contingent deferred sales charge if you redeem your shares within 18 months of the date you purchased the original First American fund shares.

o have higher annual expenses than class A shares. (See "Fees and Expenses" in the "Fund Summaries" section.)

o do not convert to class A shares.

Because class C shares do not convert to class A shares, they will continue to have higher annual expenses than class A shares for as long as you hold them.

-----------------------------------------------------------------------------
12b-1 FEES
Each fund has adopted a plan under rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.


FOR                  12b-1 FEES ARE EQUAL TO:
 ----------------------------------------------------------
Class A shares       0.25% of average daily net assets
Class B shares       1% of average daily net assets
Class C shares       1% of average daily net assets


Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The class A share 12b-1 fee is a shareholder servicing fee. For class B and class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee, and the rest is a distribution fee.

The funds' distributor uses the shareholder servicing fee to compensate brokers, participating institutions and "one-stop" mutual fund networks for providing ongoing services to shareholder accounts. These institutions receive annual fees equal to 0.25% of a fund's class A, class B and class C share average daily net assets attributable to shares sold through such institutions. For class B shares, the institution does not begin to receive its annual fee until one year after the shares are sold. The funds' distributor also pays institutions which sell class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The distributor may pay additional fees to institutions out of its own assets, in exchange for sales and/or administrative services performed on behalf of the institution's customers.

-----------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE
Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange and federally chartered banks are open. As discussed below, your order must be received by the funds by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 2:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, in order for shares to be priced at that day's NAV.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity,

10 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

POLICIES & SERVICES
BUYING SHARES (CONTINUED)

rather than looking at actual changes in the market value of the instrument. Each fund's net asset value is normally expected to be $1 per share.

CLASS A SHARES
Your purchase price for class A shares is their net asset value. You pay no front-end or contingent deferred sales charge.

CLASS B SHARES
Prime Obligations Fund class B shares are available only in exchange for class B shares of another First American fund, or to set up a systematic exchange program that will be used to purchase class B shares of other First American funds. See "Managing Your Investment -- Systematic Exchange Program."

Your purchase price for class B shares is their net asset value -- there is no front-end sales charge. However, if you redeem your shares within six years of the date you purchased the original First American fund shares, you will pay a back-end sales charge, called a contingent deferred sales charge
(CDSC). Although you pay no front-end sales charge when you buy class B shares, the funds' distributor pays a sales commission of 4.25% of the amount invested to brokers and financial institutions which sell class B shares. The funds' distributor receives any CDSC imposed when you sell your class B shares.

Your CDSC will be based on the value of your original First American fund shares when they were purchased or on the value of the Prime Obligations Fund class B shares at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.


YEAR SINCE PURCHASE OF ORIGINAL         CDSC AS A % OF THE
FIRST AMERICAN FUND SHARES              VALUE OF YOUR SHARES
 -------------------------------------------------------------
First                                            5%
Second                                           5%
Third                                            4%
Fourth                                           3%
Fifth                                            2%
Sixth                                            1%
Seventh                                          0%
Eighth                                           0%


Your class B shares will automatically convert to class A shares eight years after the first day of the month you purchased the original First American fund shares. For example, if you purchase class B shares of one of the First American funds on June 15, 1999, and later exchange them for Prime Obligations Fund class B shares, the Prime Obligations Fund shares will convert to class A shares on June 1, 2007.

The CDSC will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

CLASS C SHARES
Prime Obligations Fund class C shares are available only in exchange for class C shares of another First American fund. The purchase price for class C shares of the other First American funds is their net asset value plus a front-end sales charge equal to 1% of the purchase price (1.01% of the net amount invested). You pay no front-end sales charge when you exchange other First American fund class C shares for Prime Obligations Fund class C shares. However, if you redeem your shares within 18 months of the date you purchased the original First American fund shares, you will be assessed a contingent deferred sales charge (CDSC) of 1% of the value of the original First American fund shares at the time of purchase or the Prime Obligations Fund class C shares at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

The distributor receives any CDSC imposed when you sell your class C shares.

The CDSC for class C shares will be waived in the same circumstances as the class B share CDSC. See "Class B Shares" above.

Unlike class B shares, class C shares do not convert to class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than class A shares.

11 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

POLICIES & SERVICES
BUYING SHARES (CONTINUED)
-----------------------------------------------------------------------------
HOW TO BUY SHARES
You may buy shares on any day when the New York Stock Exchange and federally chartered banks are open. Your shares will be priced at the net asset value determined on the day your purchase order is processed. To make sure that your order is accepted, follow the directions for purchasing shares given below.

BY PHONE
You may purchase shares by calling your broker or financial institution, if they have a sales agreement with the funds' distributor. In order for shares to be purchased at that day's price, your broker or financial institution must transmit orders to the funds by 11:30 a.m. Central time for Tax Free Obligations Fund and 2:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund. Your broker or financial institution will specify the time by which they must receive your purchase order to assure same day processing.

Some financial institutions may charge a fee for helping you purchase shares. Contact your broker or financial institution for more information.

If you are paying by wire, you may purchase shares by calling 1-800-637-2548 before 11:30 a.m. Central time for Tax Free Obligations Fund, and before 2 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund. All information will be taken over the telephone, and your order will be placed when the funds' custodian receives payment by wire. Wire federal funds as follows:

U.S. Bank National Association, Minneapolis, MN
ABA Number 091000022

For Credit to: DST Systems, Inc.:
Account Number 160234580266

For Further Credit to (investor name and fund name)

BY MAIL
To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
c/o DST Systems, Inc.
P.O. Box 419382
Kansas City, Missouri 64141-6382.

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

o All purchases must be made in U.S. dollars.

o Third-party checks, credit cards, credit card checks and cash are not accepted.

o If a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.

-----------------------------------------------------------------------------
INVESTING AUTOMATICALLY
To purchase shares as part of a savings discipline, you may add to your investment on a regular basis by having $100 or more automatically withdrawn from your bank account on a periodic basis and invested in fund shares. You may apply for participation in this program through your broker or financial institution or by calling 1-800-637-2548.

12 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

POLICIES & SERVICES
SELLING SHARES

-----------------------------------------------------------------------------
HOW TO SELL SHARES
You may sell your shares on any day when the New York Stock Exchange and federally chartered banks are open. Your shares will be sold at the net asset value determined on the day your redemption is processed, less any applicable contingent deferred sales charge. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within one day, but in no event more than seven days, after your request is received in proper form.

BY PHONE
If you purchased shares through a broker or financial institution, simply call them to sell your shares. Your broker or financial institution must transmit redemption requests to the funds by 11:30 a.m. Central time for Tax Free Obligations Fund and 2:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund in order for redemptions to be processed on that day. Your broker or financial institution will specify the time by which they must receive your redemption request to assure same day processing. Contact your broker or financial institution directly for more information.

If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548 before 11:30 a.m. Central time for Tax Free Obligations Fund, and before 2:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund. Calls received after these times will be processed the following business day. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the transfer agent) or sent to you by check.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 10 calendar days from the date of purchase.

BY MAIL
To sell shares by mail, send a written request to your broker or financial institution, or to the funds' transfer agent at the following address:

First American Funds
c/o DST Systems, Inc.
P.O. Box 419382
Kansas City, Missouri 64141-6382.

Your request should include the following information:

o name of the fund;

o account number;

o dollar amount or number of shares redeemed;

o name on the account; and

o signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

o you would like the check mailed to an address other than the address on the funds' records.

o your redemption request is for $25,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check.

BY CHECKING ACCOUNT
Checkwriting privileges are available for class A shares of Prime Obligations Fund. You may sign up for checkwriting privileges when you complete a new account form, or by calling your broker, financial institution or the funds. With a fund checking account, you may redeem shares simply by writing a check for $100 or more. A fee is charged for this service. Call 1-800-637-2548 for more information.

Please note that you may not use a check to close your account.


-----------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS
If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your broker or financial institution.

You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities. In addition, it may not be in your best interest to make systematic withdrawals of class B or class C shares, since these withdrawals may be subject to a CDSC.





ACCOUNTS WITH LOW BALANCES

Except for retirement plans, if your account balance falls below $500 as a result of selling or exchanging shares, you will receive written notice and be given 60 days to re-establish the minimum balance. If you do not, the fund may close your account and send you the proceeds, less any applicable contingent deferred sales charge.


13 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

-----------------------------------------------------------------------------
SYSTEMATIC EXCHANGE PROGRAM
You may make automatic monthly exchanges of your class A, class B or class C shares of Prime Obligations Fund for the same class of shares of another First American fund. Investing a fixed dollar amount at regular intervals, sometimes referred to as "dollar cost averaging," has the effect of reducing the average cost per share of the fund acquired.

To set up a systematic exchange program, you initially purchase an amount of class A, class B or class C shares of Prime Obligations Fund equal to the total amount that you wish to invest in the other First American fund. On a monthly basis, the dollar amount of Prime Obligations Fund shares that you specify will then be exchanged for shares of the other First American fund. Exchanges of class A shares will be subject to the applicable sales charge imposed by the First American fund into which you are exchanging. Therefore, you may wish to execute a letter of intent in connection with a class A share systematic exchange program. (A letter of intent indicates a non-binding intent to purchase $50,000 or more of First American fund class A shares over a 13-month period, which lowers your sales charge. See the prospectus of the First American fund into which you plan to exchange for more information.) Exchanges of Prime Obligations Fund class B or class C shares will not be subject to a CDSC. See "Exchanging Shares," below. However, if you redeem the Prime Obligations Fund class B or class C shares in your account, rather than exchange them, they will be subject to a CDSC.

You may set up a systematic exchange program through your broker or financial institution, or by calling 1-800-637-2548.

-----------------------------------------------------------------------------
EXCHANGING SHARES
If your investment goals or your financial needs change, you may move from one First American fund to another. There is no fee to exchange shares.

You may exchange your shares only for shares of the same class of the other First American fund. Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your class A shares for class A shares of another First American fund, you will have to pay the sales charge imposed by the other fund, unless your money market fund shares were originally issued in exchange for shares of a First American fund that had a sales charge. When you exchange your class B or class C shares for class B or class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of class B shares, calculating when your shares convert to class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE
You may exchange shares by calling your broker, your financial institution, or the funds' transfer agent, provided that both funds have identical shareholder registrations. To request an exchange through the funds' transfer agent, call 1-800-637-2548. Your instructions must be received by the funds' transfer agent before 11:30 a.m. Central time for Tax Free Obligations Fund and before 2:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, or by an earlier time specified by your broker or financial institution, in order for shares to be exchanged the same day.

BY MAIL
To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

TELEPHONE TRANSACTIONS

You may buy, sell or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 1-800-637-2548 to request the appropriate form.

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

14 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

POLICIES & SERVICES
MANAGING YOUR INVESTMENT (CONTINUED)
-----------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.

-----------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends from a fund's net investment income are declared daily, starting on the day you purchase your shares, and paid monthly. You will not receive a dividend for the day on which you sell shares.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

-----------------------------------------------------------------------------
TAXES
Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax.


15 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

ADDITIONAL INFORMATION
MANAGEMENT

INVESTMENT ADVISOR
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1998, it had more than $80 billion in assets under management, including investment company assets of approximately $30 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors. Each fund pays the investment advisor a monthly fee for providing investment advisory services. During their most recent fiscal years, after taking into account fee waivers, the funds paid the following investment advisory fees to First American Asset Management:


                                  ADVISORY FEE
                                     AS A % OF
                                 AVERAGE DAILY
                                    NET ASSETS
 ---------------------------------------------
Government Obligations Fund              0.33%
Prime Obligations Fund                   0.32%
Tax Free Obligations Fund                0.27%
Treasury Obligations Fund                0.34%


CUSTODIAN
U.S. Bank National Association
U.S. Bank Center
180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR
SEI Investments Management Corporation
Oaks, Pennsylvania 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST Systems, Inc.
330 West Ninth Street
Kansas City, Missouri 64105

ADDITIONAL COMPENSATION
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. As compensation for acting as the funds' custodian, U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

SUB-ADMINISTRATION SERVICES. U.S. Bank assists the administrator and provides sub-administration services to the funds. For providing these services, U.S. Bank is compensated by the funds' administrator at an annual rate of up to 0.05% of each fund's average daily net assets.

TRANSFER AGENT SERVICES. U.S. Bank performs certain transfer agent and dividend disbursing agent services with respect to the class A, class B and class C shares of the funds held through accounts at U.S. Bank and its affiliates. The funds pay U.S. Bank an annual fee of $15 per account for providing these services.

SECURITIES LENDING SERVICES. In connection with lending its portfolio securities, Government Obligations Fund pays administrative and custodial fees to U.S. Bank which are equal to 40% of the fund's income from these securities lending transactions.

BROKERAGE TRANSACTIONS. The funds purchase most of their portfolio securities directly from the issuer or from an underwriter or market maker, and not from a broker acting as agent. However, the funds may from time to time use brokers when buying portfolio securities. The funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on such transactions.

SALES OF FUND SHARES. U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., broker-dealers affiliated with U.S. Bank, have entered into agreements with the funds' distributor to sell fund shares and will earn commissions and annual shareholder servicing fees in connection with these sales.

PORTFOLIO MANAGEMENT
Each fund's investments are managed by a team of persons associated with First American Asset Management.

16 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

-----------------------------------------------------------------------------
INVESTMENT STRATEGIES
The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

In addition to the securities specified in the "Fund Summaries" section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including money market funds advised by U.S. Bank.

INVESTMENT APPROACH
Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund's investments mature within 397 days from the date of purchase, and that the average maturity of each fund's investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds' advisor to present minimal credit risks.

When selecting securities for the funds, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities. The portfolio managers look for value while adhering to the credit and other restrictions on money market funds.

-----------------------------------------------------------------------------
YEAR 2000 ISSUES
Like other mutual funds and business and financial organizations, the funds could be adversely affected if the computer systems used by the funds' advisor, other service providers and entities with computer systems that are linked to fund records do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the funds, the funds' administrator has undertaken a program designed to assess and monitor the steps being taken by the funds' service providers to address year 2000 issues.This program includes seeking assurances from service providers that their systems are or will be year 2000 compliant and reviewing service providers' periodic reports to monitor their status concerning their year 2000 readiness and compliance.

The administrator and the advisor also report regularly to the funds' board of directors concerning their own and other service providers' progress toward year 2000 readiness. Although these reports indicate that service providers are or expect to be year 2000 compliant, there can be no assurance that this will be the case in all instances or that year 2000 difficulties experienced by others in the financial services industry will not impact the funds. In addition, there can be no assurance that year 2000 difficulties will not have an adverse effect on the funds' investments or on global markets or economies, generally. The funds are not bearing any of the expenses incurred by their service providers in preparing for the year 2000.

17 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the class A shares of each fund and the class B shares of Prime Obligations Fund. There were no class C shares outstanding during the periods for which information is presented. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.

This information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.


GOVERNMENT OBLIGATIONS FUND

                                                            FISCAL PERIOD ENDED
CLASS A SHARES                                             SEPTEMBER 30, 1998(1)
-------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                               $   1.00
Net Investment Income                                                  0.02
Dividends (from net investment income)                                (0.02)
                                                             ------------------
Net Asset Value, End of Period                                     $   1.00
                                                             ==================
Total Return                                                           2.10%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                    $325,024
Ratio of Expenses to Average Net Assets                                0.70%(2)
Ratio of Net Income to Average Net Assets                              4.93%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)            0.76%(2
Ratio of Net Income to Average Net Assets (excluding waivers)          4.87%(2)
 ------------------------------------------------------------------------------

(1)Class A shares have been offered since April 29, 1998.

(2)Annualized.


18 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

PRIME OBLIGATIONS FUND

                                                                       FISCAL PERIOD ENDED SEPTEMBER 30,
CLASS A SHARES                                                     1998          1997         1996      1995(1)
 ---------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $     1.00     $   1.00     $   1.00    $  1.00
Net Investment Income                                                 0.05         0.05         0.05       0.04
Dividends (from net investment income)                               (0.05)       (0.05)       (0.05)     (0.04)
                                                               -------------------------------------------------
Net Asset Value, End of Period                                  $     1.00     $   1.00     $   1.00    $  1.00
                                                               =================================================
Total Return                                                          5.15%        5.06%        5.08%      3.84%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $3,699,197     $218,261     $135,146    $96,083
Ratio of Expenses to Average Net Assets                               0.70%        0.70%        0.70%      0.70%(3)
Ratio of Net Income to Average Net Assets                             5.00%        4.95%        4.94%      5.43%(3)
Ratio of Expenses to Average Net Assets (excluding waivers)           0.79%        0.77%        0.79%      0.82%(3)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                              4.91%        4.88%        4.85%      5.31%(3)
 ---------------------------------------------------------------------------------------------------------------


                                                                  FISCAL PERIOD ENDED SEPTEMBER 30,
CLASS B SHARES                                                   1998       1997       1996     1995(2)
 ------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $ 1.00     $ 1.00     $ 1.00    $ 1.00
Net Investment Income                                             0.04       0.04       0.04      0.03
Dividends (from net investment income)                           (0.04)     (0.04)     (0.04)    (0.03)
                                                               ----------------------------------------
Net Asset Value, End of Period                                  $ 1.00     $ 1.00     $ 1.00    $ 1.00
                                                               ========================================
Total Return                                                      4.37%      4.27%      4.29%     3.28%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $2,397     $2,018     $1,763    $   14
Ratio of Expenses to Average Net Assets                           1.45%      1.45%      1.45%     1.45%(3)
Ratio of Net Income to Average Net Assets                         4.29%      4.17%      4.15%     4.70%(3)
Ratio of Expenses to Average Net Assets (excluding waivers)       1.53%      1.52%      1.54%     1.57%(3)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                          4.21%      4.10%      4.06%     4.58%(3)
 ------------------------------------------------------------------------------------------------------

(1)Class A shares have been offered since January 21, 1995.

(2)Class B shares have been offered since January 23, 1995.

(3)Annualized.


19 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

TAX FREE OBLIGATIONS FUND(1)

                                              FISCAL PERIOD    FISCAL PERIOD
                                                  ENDED            ENDED
                                              SEPTEMBER 30,     NOVEMBER 30,        FISCAL YEAR ENDED JULY 31
CLASS A SHARES                                    1998              1997          1997        1996       1995(2)
 ----------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $   1.00          $  1.00        $  1.00     $  1.00     $  1.00
Net Investment Income                               0.02             0.01           0.03        0.03        0.02
Dividends (from net investment income)             (0.02)           (0.01)         (0.03)      (0.03)      (0.02)
                                             --------------------------------------------------------------------
Net Asset Value, End of Period                  $   1.00          $  1.00        $  1.00     $  1.00     $  1.00
                                             ====================================================================
Total Return                                        2.45%            0.96%          2.76%       2.81%       1.66%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $247,154          $28,662        $31,668     $30,143     $33,569
Ratio of Expenses to Average Net Assets             0.70%(3)         0.89%(3)       0.88%       0.89%       1.00%(3)
Ratio of Net Income to Average Net Assets           2.84%(3)         2.83%(3)       2.73%       2.78%       2.98%(3)
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                0.83%(3)         1.23%(3)       1.23%       1.25%       1.36%(3)
Ratio of Net Income to Average Net Assets
 (excluding waivers)                                2.71%(3)         2.49%(3)       2.38%       2.42%       2.62%(3)
 ----------------------------------------------------------------------------------------------------------------

(1)The financial highlights for Tax Free Obligations Fund include the historical financial highlights of the Qualivest Tax-Free Money Market Fund. The assets of Qualivest Tax Free Money Market Fund were acquired by Tax Free Obligations Fund on November 25, 1997.

(2)Class A shares have been offered since January 9, 1995.

(3)Annualized.

TREASURY OBLIGATIONS FUND

                                                            Fiscal period ended
                                                                  September 30,
CLASS A SHARES                                                       1998(1)
 ------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $   1.00
Net Investment Income                                                0.05
Dividends (from net investment income)                              (0.05)
                                                            -------------------
Net Asset Value, End of Period                                   $   1.00
                                                            ===================
Total Return                                                         4.54%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $101,749
Ratio of Expenses to Average Net Assets                              0.70%(2)
Ratio of Net Income to Average Net Assets                            4.88%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)          0.76%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                             4.82%(2)
 ------------------------------------------------------------------------------

(1)Class A shares have been offered since November 3, 1997.

(2)Annualized.

20 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS
Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1-800-SEC-0330.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or down-loaded from the SEC's Internet site at http://www.sec.gov.


SEC file number: 811-3313

FAF-1901 (2/1999)R

FEBRUARY 1, 1999

MONEY MARKET FUNDS

CLASS Y SHARES


Government Obligations Fund

Prime Obligations Fund

Tax Free Obligations Fund

Treasury Obligations Fund



                                 First American
                                       Funds, Inc.

                                   PROSPECTUS


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.


[LOGO] FIRST AMERICAN
THE POWER OF DISCIPLINED INVESTING(R)

TABLE OF
CONTENTS


FUND SUMMARIES
   Government Obligations Fund        2
   Prime Obligations Fund             4
   Tax Free Obligations Fund          6
   Treasury Obligations Fund          8
POLICIES & SERVICES
   Buying and Selling Shares         10
   Managing Your Investment          11
ADDITIONAL INFORMATION
   Management                        12
   More About The Funds              13
   Financial Highlights              14
FOR MORE INFORMATION         Back Cover

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of the First American Money Market Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

1  PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FUND SUMMARIES
GOVERNMENT OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE
Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS
The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE
The illustrations below provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.

2 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FUND SUMMARIES
GOVERNMENT OBLIGATIONS FUND (CONTINUED)
-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1991          5.56%
1992          3.34%
1993          2.89%
1994          4.00%
1995          5.69%
1996          5.13%
1997          5.26%
1998          5.15%

                                                         BEST QUARTER:
                                                         Quarter ending: 3/31/91
                                                         Total return    1.53%

                                                         WORST QUARTER:
                                                         Quarter ending: 6/30/93
                                                         Total Return    0.71%

AVERAGE ANNUAL TOTAL RETURNS     Inception                                 Since
AS OF 12/31/98                        Date   One Year    Five Years    Inception
--------------------------------------------------------------------------------
Government Obligations Fund       3/1/90       5.15%        5.04%         4.92%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEES AND EXPENSES
The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1998.(1)


--------------------------------------------------------------------------------
SHAREHOLDER FEES
  ------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                  None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                              None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  ------------------------------------------------------------------------------
  Management Fees                                                   0.40%
  Distribution and Service (12b-1) Fees                             None
  Other Expenses                                                    0.12%
  TOTAL                                                             0.52%
  ------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.45%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


 -------------------
1 year         $ 53
3 years        $167
5 years        $291
10 years       $653


3 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FUND SUMMARIES
PRIME OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE
Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities;

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits and bankers' acceptances);

o commercial paper;

o non-convertible corporate debt securities;

o loan participation interests; and

o repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks and foreign corporations.

-----------------------------------------------------------------------------
MAIN RISKS
The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

-----------------------------------------------------------------------------
FUND PERFORMANCE
The illustrations below provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.

4 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FUND SUMMARIES
PRIME OBLIGATIONS FUND (CONTINUED)
-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1991          5.86%
1992          3.54%
1993          2.99%
1994          4.08%
1995          5.78%
1996          5.23%
1997          5.39%
1998          5.32%

                                                     BEST QUARTER:
                                                     Quarter ending:   3/31/91
                                                     Total return      1.65%

                                                     WORST QUARTER:
                                                     Quarter ending:   6/30/93
                                                     Total Return      0.73%

AVERAGE ANNUAL TOTAL RETURNS     Inception                                 Since
AS OF 12/31/98                        Date    One Year    Five Years   Inception
--------------------------------------------------------------------------------
Prime Obligations Fund              3/1/90       5.32%        5.16%        5.09%
--------------------------------------------------------------------------------

FEES AND EXPENSES
The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below show expenses during the fiscal year ended September 30, 1998.(1)


 ------------------------------------------------------------------------------
SHAREHOLDER FEES
  -----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                        None
  MAXIMUM DEFERRED SALES CHARGE (LOAD) PROCEEDS, WHICHEVER IS LESS   None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  -----------------------------------------------------------------------------
  Management Fees                                                    0.40%
  Distribution and Service (12b-1) Fees                              None
  Other Expenses                                                     0.13%
  TOTAL                                                              0.53%
  -----------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.45%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:


 -------------------
1 year         $ 54
3 years        $170
5 years        $296
10 years       $665


5 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FUND SUMMARIES
TAX FREE OBLIGATIONS FUND

-----------------------------------------------------------------------------
OBJECTIVE
Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

o general obligation bonds, which are backed by the full faith, credit and taxing power of the issuer; and

o revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

-----------------------------------------------------------------------------
MAIN RISKS
The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

-----------------------------------------------------------------------------
FUND PERFORMANCE
The illustrations below provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.


6 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FUND SUMMARIES
TAX FREE OBLIGATIONS FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR GRAPH]

1996          3.06%
1997          3.26%
1998          3.12%

                                           BEST QUARTER:
                                           Quarter ending:     6/30/97
                                           Total return        0.85%

                                           WORST QUARTER:
                                           Quarter ending:     3/31/97
                                           Total Return        0.73%

AVERAGE ANNUAL TOTAL RETURNS     Inception                     Since
AS OF 12/31/98(1)                     Date    One Year     Inception
--------------------------------------------------------------------------------
Tax Free Obligations Fund           1/9/95       3.12%        3.22%
-----------------------------------------------------------------------------
(1)Performance prior to 11/25/97 is that of Qualivest Tax Free Money Market
   Fund.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1998.(1)


 --------------------------------------------------------------------------
SHAREHOLDER FEES
  -------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                     None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                 None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  -------------------------------------------------------------------------
  Management Fees                                                     0.40%
  Distribution and Service (12b-1) Fees                                None
  Other Expenses                                                      0.18%
  TOTAL                                                               0.58%
  -------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.45%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

 -------------------
1 year         $ 59
3 years        $186
5 years        $324
10 years       $726


7 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FUND SUMMARIES
TREASURY OBLIGATIONS FUND

-----------------------------------------------------------------------------
OBJECTIVE
Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

-----------------------------------------------------------------------------
MAIN RISKS
The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

-----------------------------------------------------------------------------
FUND PERFORMANCE
The illustrations below provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.


8 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FUND SUMMARIES
TREASURY OBLIGATIONS FUND (CONTINUED)
-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1996          5.05%
1997          5.20%
1998          5.10%

                                                 BEST QUARTER:
                                                 Quarter ending:      12/31/97
                                                 Total return         1.31%

                                                 WORST QUARTER:
                                                 Quarter ending:      12/31/98
                                                 Total Return         1.15%

AVERAGE ANNUAL TOTAL RETURNS     Inception                     Since
AS OF 12/31/98                        Date    One Year     Inception
-----------------------------------------------------------------------------
Treasury Obligations Fund          1/24/95       5.10%        5.23%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
FEES AND EXPENSES
The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1998.(1)

--------------------------------------------------------------------------
SHAREHOLDER FEES
  -------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                     None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                 None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  -------------------------------------------------------------------------
  Management Fees                                                      0.40%
  Distribution and Service (12b-1) Fees                                None
  Other Expenses                                                       0.11%
  TOTAL                                                                0.51%
  -------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.45%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.


-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

 -------------------
1 year         $ 52
3 years        $164
5 years        $285
10 years       $640


9 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

POLICIES & SERVICES
BUYING AND SELLING SHARES

Class Y shares are offered through banks and other financial institutions that have entered into sales agreements with the funds' distributor. Class Y shares are available to certain accounts for which the financial institution acts in a fiduciary, agency or custodial capacity, such as certain trust accounts and investment advisory accounts. To find out whether you may purchase class Y shares, contact your financial institution.

-----------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE
Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange and federally chartered banks are open. As discussed below, your order must be received by the funds by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 2:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, in order for shares to be priced at that day's NAV.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. Each fund's net asset value is normally expected to be $1 per share.

-----------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES
You may purchase or sell shares by calling your financial institution. Shares may be purchased and sold only on days when both the New York Stock Exchange and federally chartered banks are open.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased or sold at that day's price, the funds must receive your purchase order or redemption request by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 2:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund. It is the responsibility of your financial institution to promptly transmit orders to the funds. In addition, a purchase order will be effective on the day given only if the funds' custodian receives payment by wire before the close of business.

If a fund receives a redemption request by the time specified above, payment will be made the same day by transfer of federal funds. Otherwise, payment will be made on the next business day.

-----------------------------------------------------------------------------
HOW TO EXCHANGE SHARES
If your investment goals or your financial needs change, you may exchange your shares for class Y shares of another First American fund. Exchanges will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold class Y shares, for example, if you decide to discontinue your fiduciary, agency or custodian account, you may exchange your shares for class A shares at net asset value. Class A shares have higher expenses than class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 2:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds. Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

10 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

-----------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.

-----------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends from a fund's net investment income are declared daily, starting on the day you purchase your shares, and paid monthly. You will not receive a dividend for the day on which you sell shares.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

-----------------------------------------------------------------------------
TAXES
Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax.

11 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

ADDITIONAL INFORMATION
MANAGEMENT

INVESTMENT ADVISOR
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1998, it had more than $80 million in assets under management, including investment company assets of approximately $30 million. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors. Each fund pays the investment advisor a monthly fee for providing investment advisory services. During their most recent fiscal years, after taking into account fee waivers, the funds paid the following investment advisory fees to First American Asset Management:


                                  ADVISORY FEE
                                     AS A % OF
                                 AVERAGE DAILY
                                    NET ASSETS
 ---------------------------------------------
Government Obligations Fund              0.33%
Prime Obligations Fund                   0.32%
Tax Free Obligations Fund                0.27%
Treasury Obligations Fund                0.34%
 ---------------------------------------------


CUSTODIAN
U.S. Bank National Association
U.S. Bank Center
180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR
SEI Investments Management Corporation
Oaks, Pennsylvania 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST Systems, Inc.
330 West Ninth Street
Kansas City, Missouri 64105

ADDITIONAL COMPENSATION

U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

Custody Services. As compensation for acting as the funds' custodian, U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

Sub-Administration Services. U.S. Bank assists the administrator and provides sub-administration services to the funds. For providing these services, U.S. Bank is compensated by the funds' administrator at an annual rate of up to 0.05% of each fund's average daily net assets.

Securities Lending Services. In connection with lending its portfolio securities, Government Obligations Fund pays administrative and custodial fees to U.S. Bank which are equal to 40% of the fund's income from these securities lending transactions.

Brokerage Transactions. The funds purchase most of their portfolio securities directly from the issuer or from an underwriter or market maker, and not from a broker acting as agent. However, the funds may from time to time use brokers when buying portfolio securities. The funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on such transactions.

PORTFOLIO MANAGEMENT
Each fund's investments are managed by a team of persons associated with First American Asset Management.

12 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

-----------------------------------------------------------------------------
INVESTMENT STRATEGIES
The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

In addition to the securities specified in the "Fund Summaries" section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including money market funds advised by U.S. Bank.

INVESTMENT APPROACH
Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund's investments mature within 397 days from the date of purchase, and that the average maturity of each fund's investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds' advisor to present minimal credit risks.

When selecting securities for the funds, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities. The portfolio managers look for value while adhering to the credit and other restrictions on money market funds.

-----------------------------------------------------------------------------
YEAR 2000 ISSUES
Like other mutual funds and business and financial organizations, the funds could be adversely affected if the computer systems used by the funds' advisor, other service providers and entities with computer systems that are linked to fund records do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the funds, the funds' administrator has undertaken a program designed to assess and monitor the steps being taken by the funds' service providers to address year 2000 issues.This program includes seeking assurances from service providers that their systems are or will be year 2000 compliant and reviewing service providers' periodic reports to monitor their status concerning their year 2000 readiness and compliance.

The administrator and the advisor also report regularly to the funds' board of directors concerning their own and other service providers' progress toward year 2000 readiness. Although these reports indicate that service providers are or expect to be year 2000 compliant, there can be no assurance that this will be the case in all instances or that year 2000 difficulties experienced by others in the financial services industry will not impact the funds. In addition, there can be no assurance that year 2000 difficulties will not have an adverse effect on the funds' investments or on global markets or economies, generally. The funds are not bearing any of the expenses incurred by their service providers in preparing for the year 2000.

13 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the class Y shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

GOVERNMENT OBLIGATIONS FUND

                                                                FISCAL YEAR ENDED SEPTEMBER 30,
                                                 1998           1997           1996          1995          1994
 ------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period           $    1.00      $    1.00      $    1.00     %    1.00     $    1.00
Net Investment Income                               0.05           0.05           0.05          0.06          0.04
Dividends (from net investment income)             (0.05)         (0.05)         (0.05)        (0.06)        (0.04)
                                             ----------------------------------------------------------------------
Net Asset Value, End of Period                      1.00           1.00           1.00          1.00          1.00
                                             ======================================================================
Total Return                                        5.30%          5.20%          5.24%         5.55%         3.48%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                $1,000,043      $946,196       $777,594      %551,286      $455,869
Ratio of Expenses to Average Net Assets             0.45%          0.45%          0.45%         0.45%         0.45%
Ratio of Net Income to Average Net Assets           5.18%          5.07%          5.10%         5.44%         3.61%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                0.52%          0.52%          0.54%         0.60%         0.61%
Ratio of Net Income to Average Net Assets
 (excluding waivers)                                5.11%          5.00%          5.01%         5.29%         3.45%
 ------------------------------------------------------------------------------------------------------------------


PRIME OBLIGATIONS FUND

                                                                FISCAL YEAR ENDED SEPTEMBER 30,
                                                 1998           1997           1996          1995          1994
 ------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period          $     1.00     $     1.00     $     1.00    $     1.00    $     1.00
Net Investment Income                               0.05           0.05           0.05          0.06          0.04
Dividends (from net investment income)             (0.05)         (0.05)         (0.05)        (0.06)        (0.04)
                                             ----------------------------------------------------------------------
Net Asset Value, End of Period                $     1.00     $     1.00     $     1.00    $     1.00    $     1.00
                                             ======================================================================
Total Return                                        5.42%          5.32%          5.34%         5.64%         3.56%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)               $5,445,685     $3,615,873     $3,166,213    $2,911,055    $1,307,347
Ratio of Expenses to Average Net Assets             0.45%          0.45%          0.45%         0.45%         0.45%
Ratio of Net Income to Average Net Assets           5.28%          5.19%          5.20%         5.53%         3.58%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                0.53%          0.52%          0.54%         0.60%         0.60%
Ratio of Net Income to Average Net Assets
 (excluding waivers)                                5.20%          5.12%          5.11%         5.38%         3.43%
 ------------------------------------------------------------------------------------------------------------------

14 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (C0NTINUED)


TAX FREE OBLIGATIONS FUND(1)


                                              FISCAL PERIOD    FISCAL PERIOD
                                                  ENDED            ENDED
                                              SEPTEMBER 30,     NOVEMBER 30,      FISCAL YEAR ENDED JULY 31
                                                  1998            1997(1)         1997       1996     1995(2)
 -------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $   1.00          $  1.00        $ 1.00     $ 1.00     $ 1.00
Net Investment Income                               0.03             0.01          0.03       0.03       0.02
Dividends (from net investment income)             (0.03)           (0.01)        (0.03)     (0.03)     (0.02)
                                             -----------------------------------------------------------------
Net Asset Value, End of Period                  $   1.00          $  1.00        $ 1.00     $ 1.00     $ 1.00
                                             =================================================================
Total Return                                        2.67%            1.08%         3.17%      3.22%      1.88%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $272,995          $10,703        $9,137     $3,895     $1,264
Ratio of Expenses to Average Net Assets             0.45%(3)         0.64%(3)      0.48%      0.41%      0.59%(3)
Ratio of Net Income to Average Net Assets           3.13%(3)         3.09%(3)      3.13%      2.92%      3.38%(3)
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                0.58%(3)         0.97%(3)      0.83%      0.79%      0.94%(3)
Ratio of Net Income to Average Net Assets
 (excluding waivers)                                3.00%(3)         2.76%(3)      2.78%      2.54%      3.03%(3)
 -------------------------------------------------------------------------------------------------------------

(1)The financial highlights for Tax Free Obligations Fund include the historical financial highlights of the Qualivest Tax-Free Money Market Fund. The assets of Qualivest Tax-Free Money Market Fund were acquired by Tax Free Obligations Fund on November 25, 1997.

(2)Class Y shares have been offered since January 9, 1995.

(3)Annualized.

TREASURY OBLIGATIONS FUND

                                                                       FISCAL YEAR ENDED SEPTEMBER 30,
                                                                  1998         1997        1996       1995(1)
 --------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $     1.00    $   1.00    $   1.00     $   1.00
Net Investment Income                                                0.05        0.05        0.05         0.04
Dividends (from net investment income)                              (0.05)      (0.05)      (0.05)       (0.04)
                                                               ------------------------------------------------
Net Asset Value, End of Period                                 $     1.00    $   1.00    $   1.00     $   1.00
                                                               ================================================
Total Return                                                         5.26%       5.14%       5.15%        3.83%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $1,803,608    $897,797    $317,392     $117,171
Ratio of Expenses to Average Net Assets                              0.45%       0.45%       0.45%        0.45%(2)
Ratio of Net Income to Average Net Assets                            5.13%       5.03%       5.00%        5.50%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)          0.51%       0.53%       0.55%        0.55%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                             5.07%       4.95%       4.90%        5.40%(2)
 --------------------------------------------------------------------------------------------------------------

(1)Class Y shares have been offered since January 24, 1995.

(2)Annualized.

15 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS
Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1-800-SEC-0330.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or down-loaded from the SEC's Internet site at http://www.sec.gov.


SEC file number: 811-3313


FAF-1902 (2/1999)Y

FEBRUARY 1, 1999


MONEY MARKET FUNDS

CLASS D SHARES


Government Obligations Fund

Prime Obligations Fund

Tax Free Obligations Fund

Treasury Obligations Fund


                                 First American
                                       Funds, Inc.

                                   PROSPECTUS


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

[LOGO] FIRST AMERICAN
THE POWER OF DISCIPLINED INVESTING (R)

TABLE OF
CONTENTS

FUND SUMMARIES
   Government Obligations Fund        2
   Prime Obligations Fund             4
   Tax Free Obligations Fund          6
   Treasury Obligations Fund          8
POLICIES & SERVICES
   Buying and Selling Shares         10
   Managing Your Investment          11
ADDITIONAL INFORMATION
   Management                        12
   More About The Funds              13
   Financial Highlights              14
FOR MORE INFORMATION         Back Cover

FUND SUMMARIES
INTRODUCTION

This section of the prospectus describes the objectives of the First American Money Market Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

1 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FUND SUMMARIES
GOVERNMENT OBLIGATIONS FUND

-----------------------------------------------------------------------------
OBJECTIVE
Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

-----------------------------------------------------------------------------
MAIN RISKS
The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

-----------------------------------------------------------------------------
FUND PERFORMANCE
The illustrations below provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.

2 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FUND SUMMARIES
GOVERNMENT OBLIGATIONS FUND (CONTINUED)
-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1996          4.97%
1997          5.10%
1998          4.99%
                                                       BEST QUARTER:
                                                       Quarter ending: 12/31/97
                                                       Total return        1.28%

                                                       WORST QUARTER:
                                                       Quarter ending: 12/31/98
                                                       Total Return        1.14%


AVERAGE ANNUAL TOTAL RETURNS     Inception                     Since
AS OF 12/31/98                        Date   One Year      Inception
--------------------------------------------------------------------------------
Government Obligations Fund        1/21/95       4.99%          5.14%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEES AND EXPENSES
The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1998.(1)

 --------------------------------------------------------------------------
SHAREHOLDER FEES
  -------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                  None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                              None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  -------------------------------------------------------------------------
  Management Fees                                                   0.40%
  Distribution and Service (12b-1) Fees                             0.15%
  Other Expenses                                                    0.12%
  TOTAL                                                             0.67%
  -------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.60%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

 -------------------
1 year         $ 68
3 years        $214
5 years        $373
10 years       $835




3 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FUND SUMMARIES
PRIME OBLIGATIONS FUND

-----------------------------------------------------------------------------
OBJECTIVE
Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities;

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits and bankers' acceptances);

o commercial paper;

o non-convertible corporate debt securities;

o loan participation interests; and

o repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks and foreign corporations.

-----------------------------------------------------------------------------
MAIN RISKS
The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

-----------------------------------------------------------------------------
FUND PERFORMANCE
The illustrations below provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.

4 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FUND SUMMARIES
PRIME OBLIGATIONS FUND (CONTINUED)

----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1996          5.08%
1997          5.23%
1998          5.17%


                                                  BEST QUARTER:
                                                  Quarter ending:      12/31/97
                                                  Total return             1.32%

                                                  WORST QUARTER:
                                                  Quarter ending:      12/31/98
                                                  Total Return             1.23%

AVERAGE ANNUAL TOTAL RETURNS     Inception                     Since
AS OF 12/31/98                        Date   One Year      Inception
-----------------------------------------------------------------------------
Prime Obligations Fund             1/24/95       5.17%          5.27%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1998.(1)


 ------------------------------------------------------------------------------
SHAREHOLDER FEES
  -----------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                            None
  MAXIMUM DEFERRED SALES CHARGE (LOAD) PROCEEDS, WHICHEVER IS LESS       None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  -----------------------------------------------------------------------------
  Management Fees                                                       0.40%
  Distribution and Service (12b-1) Fees                                 0.15%
  Other Expenses                                                        0.13%
  TOTAL                                                                 0.68%
  -----------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.60%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

-----------------------------------------------------------------------------
1 year         $ 60
3 years        $218
5 years        $379
10 years       $847








5 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FUND SUMMARIES
TAX FREE OBLIGATIONS FUND

-----------------------------------------------------------------------------
OBJECTIVE
Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

o general obligation bonds, which are backed by the full faith, credit and taxing power of the issuer; and

o revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

-----------------------------------------------------------------------------
MAIN RISKS
The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

-----------------------------------------------------------------------------
FUND PERFORMANCE
The illustrations below provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart is intended to show you how performance of the fund's shares has varied from year to year. However, because class D shares were first offered in 1997, only one calendar year of information is available. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.


6 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FUND SUMMARIES
TAX FREE OBLIGATIONS FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1998          2.95%

                                                   BEST QUARTER:
                                                   Quarter ending:      6/30/98
                                                   Total return            0.80%

                                                   WORST QUARTER:
                                                   Quarter ending:     12/31/98
                                                   Total Return            0.70%

AVERAGE ANNUAL TOTAL RETURNS     Inception                     Since
AS OF 12/31/98                        Date   One Year      Inception
-----------------------------------------------------------------------------
Tax Free Obligations Fund          1/26/97       2.95%          2.97%
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
FEES AND EXPENSES
The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1998.(1)


 --------------------------------------------------------------------------
SHAREHOLDER FEES
  -------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                   None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                               None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  -------------------------------------------------------------------------
  Management Fees                                                   0.40%
  Distribution and Service (12b-1) Fees                             0.15%
  Other Expenses                                                    0.18%
  TOTAL                                                             0.73%
  -------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.60%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

 -------------------
1 year         $ 75
3 years        $233
5 years        $406
10 years       $906





7 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FUND SUMMARIES
TREASURY OBLIGATIONS FUND

-----------------------------------------------------------------------------
OBJECTIVE
Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

-----------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES
Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

-----------------------------------------------------------------------------
MAIN RISKS
The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

-----------------------------------------------------------------------------
FUND PERFORMANCE
The illustrations below provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.





8 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FUND SUMMARIES
TREASURY OBLIGATIONS FUND (CONTINUED)

-----------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR GRAPH]

1994          3.62%
1995          5.41%
1996          4.89%
1997          5.04%
1998          4.94%
                                                 BEST QUARTER:
                                                 Quarter ending:        6/30/95
                                                 Total return              1.37%

                                                 WORST QUARTER:
                                                 Quarter ending:        3/31/94
                                                 Total Return              0.66%

AVERAGE ANNUAL TOTAL RETURNS     Inception                                Since
AS OF 12/31/98                        Date   One Year    Five Years   Inception
-----------------------------------------------------------------------------
Treasury Obligations Fund          10/4/93       4.94%         4.78%       4.68%
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
FEES AND EXPENSES
The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1998.(1)

 --------------------------------------------------------------------------
SHAREHOLDER FEES
  -------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                   None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                               None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
  -------------------------------------------------------------------------
  Management Fees                                                   0.40%
  Distribution and Service (12b-1) Fees                             0.15%
  Other Expenses                                                    0.11%
  TOTAL                                                             0.66%
  -------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.60%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

-----------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

 -------------------
1 year         $ 67
3 years        $211
5 years        $368
10 years       $822



9 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

POLICIES & SERVICES
BUYING AND SELLING SHARES

Class D shares are offered through banks and other financial institutions that have entered into sales agreements with funds' distributor. Class D shares are available to certain accounts for which the financial institution acts in a fiduciary, agency or custodial capacity, such as certain trust accounts and investment advisory accounts. To find out whether you may purchase class D shares, contact your financial institution.

-----------------------------------------------------------------------------
12b-1 FEES
Each fund has adopted a plan under rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders. Each fund pays a Rule 12b-1 shareholder servicing fee equal to 0.15% of its average daily net assets.

Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The funds' distributor uses the shareholder servicing fee to compensate brokers, participating institutions and "one-stop" mutual fund networks for providing ongoing services to shareholder accounts. These institutions receive annual fees equal to 0.15% of a fund's class D share average daily net assets attributable to shares sold through such institutions. The distributor may pay additional fees to institutions out of its own assets, in exchange for sales and/or administrative services performed on behalf of the institution's customers.

-----------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE
Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange and federally chartered banks are open. As discussed below, your order must be received by the funds by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 2:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, in order for shares to be priced at that day's NAV.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. Each fund's net asset value is normally expected to be $1 per share.

-----------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES
You may purchase or sell shares by calling your financial institution. Shares may be purchased and sold only on days when both the New York Stock Exchange and federally chartered banks are open.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased or sold at that day's price, the funds must receive purchase orders or redemption requests by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 2:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund. It is the responsibility of your financial institution to promptly transmit orders to the funds. In addition, a purchase order will be effective on the day given only if the funds' custodian receives payment by wire before the close of business.

If a fund receives a redemption request by the time specified above, payment will be made the same day by transfer of federal funds. Otherwise, payment will be made on the next business day.






10 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

POLICIES & SERVICES
MANAGING YOUR INVESTMENT

-----------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.

-----------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends from a fund's net investment income are declared daily, starting on the day you purchase your shares, and paid monthly. You will not receive a dividend for the day on which you sell shares.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

-----------------------------------------------------------------------------
TAXES
Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax.




11 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

ADDITIONAL INFORMATION
MANAGEMENT

INVESTMENT ADVISOR
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1998, it had more than $80 million in assets under management, including investment company assets of approximately $30 million. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors. Each fund pays the investment advisor a monthly fee for providing investment advisory services. During their most recent fiscal years after taking into account fee waivers, the funds paid the following investment advisory fees to First American Asset Management:

                                  ADVISORY FEE
                                     AS A % OF
                                 AVERAGE DAILY
                                    NET ASSETS
 ---------------------------------------------
Government Obligations Fund              0.33%
Prime Obligations Fund                   0.32%
Tax Free Obligations Fund                0.27%
Treasury Obligations Fund                0.34%


CUSTODIAN
U.S. Bank National Association
U.S. Bank Center
180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR
SEI Investments Management Corporation
Oaks, Pennsylvania 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST Systems, Inc.
330 West Ninth Street
Kansas City, Missouri 64105

ADDITIONAL COMPENSATION
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. As compensation for acting as the funds' custodian, U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

SUB-ADMINISTRATION SERVICES. U.S. Bank assists the administrator and provides sub-administration services to the funds. For providing these services, U.S. Bank is compensated by the funds' administrator at an annual rate of up to 0.05% of each fund's average daily net assets.

SECURITIES LENDING SERVICES. In connection with lending its portfolio securities, Government Obligations Fund pays administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. The funds purchase most of their portfolio securities directly from the issuer or from an underwriter or market maker, and not from a broker acting as agent. However, the funds may from time to time use brokers when buying portfolio securities. The funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on such transactions.

SALES OF FUND SHARES. U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., broker-dealers affiliated with U.S. Bank, have entered into agreements with the funds' distributor to sell fund shares and will earn shareholder servicing fees in connection with these sales.

PORTFOLIO MANAGEMENT
Each fund's investments are managed by a team of persons associated with First American Asset Management.


12 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

ADDITIONAL INFORMATION
MORE ABOUT THE FUNDS

-----------------------------------------------------------------------------
INVESTMENT STRATEGIES
The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

In addition to the securities specified in the "Fund Summaries" section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including money market funds advised by U.S. Bank.

INVESTMENT APPROACH
Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund's investments mature within 397 days from the date of purchase, and that the average maturity of each fund's investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds' advisor to present minimal credit risks.

When selecting securities for the funds, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities. The portfolio managers look for value while adhering to the credit and other restrictions on money market funds.

-----------------------------------------------------------------------------
YEAR 2000 ISSUES
Like other mutual funds and business and financial organizations, the funds could be adversely affected if the computer systems used by the funds' advisor, other service providers and entities with computer systems that are linked to fund records do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the funds, the funds' administrator has undertaken a program designed to assess and monitor the steps being taken by the funds' service providers to address year 2000 issues.This program includes seeking assurances from service providers that their systems are or will be year 2000 compliant and reviewing service providers' periodic reports to monitor their status concerning their year 2000 readiness and compliance.

The administrator and the advisor also report regularly to the funds' board of directors concerning their own and other service providers' progress toward year 2000 readiness. Although these reports indicate that service providers are or expect to be year 2000 compliant, there can be no assurance that this will be the case in all instances or that year 2000 difficulties experienced by others in the financial services industry will not impact the funds. In addition, there can be no assurance that year 2000 difficulties will not have an adverse effect on the funds' investments or on global markets or economies, generally. The funds are not bearing any of the expenses incurred by their service providers in preparing for the year 2000.

13 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the class D shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.


GOVERNMENT OBLIGATIONS FUND

                                                                      FISCAL YEAR ENDED SEPTEMBER 30,
                                                                 1998        1997        1996       1995(1)
 ------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                           $   1.00    $   1.00    $   1.00     $   1.00
Net Investment Income                                              0.05        0.05        0.05         0.04
Dividends (from net investment income)                            (0.05)      (0.05)      (0.05)       (0.04)
                                                               ----------------------------------------------
Net Asset Value, End of Period                                 $   1.00    $   1.00    $   1.00     $   1.00
                                                               ==============================================
Total Return                                                       5.15%       5.04%       5.08%        3.85%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                $384,143    $337,199    $269,382     $198,859
Ratio of Expenses to Average Net Assets                            0.60%       0.60%       0.60%        0.60%(2)
Ratio of Net Income to Average Net Assets                          5.03%       4.92%       4.96%        5.45%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)        0.67%       0.67%       0.69%        0.70%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                           4.96%       4.85%       4.87%        5.35%(2)
 ------------------------------------------------------------------------------------------------------------

(1)Class D shares have been offered since January 21, 1995.

(2)Annualized.



PRIME OBLIGATIONS FUND

                                                                       FISCAL YEAR ENDED SEPTEMBER 30,
                                                                  1998         1997         1996       1995(1)
 --------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $   1.00     $   1.00     $   1.00     $ 1.00
Net Investment Income                                               0.05         0.05         0.05       0.04
Dividends (from net investment income)                             (0.05)       (0.05)       (0.05)     (0.04)
                                                               ------------------------------------------------
Net Asset Value, End of Period                                  $   1.00     $   1.00     $   1.00     $ 1.00
                                                               ================================================
Total Return                                                        5.26%        5.16%        5.18%      3.86%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $233,675     $113,064     $109,213     $9,735
Ratio of Expenses to Average Net Assets                             0.60%        0.60%        0.60%      0.60%(2)
Ratio of Net Income to Average Net Assets                           5.13%        5.02%        4.98%      5.51%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)         0.68%        0.67%        0.69%      0.72%(2)
Ratio of Net Income to Average Net Assets (excluding
waivers)                                                            5.05%        4.95%        4.89%      5.39%(2)
 --------------------------------------------------------------------------------------------------------------


(1)Class D shares have been offered since January 24, 1995.

(2)Annualized.



14 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS (CONTINUED)

TAX FREE OBLIGATIONS FUND


                                                     FISCAL PERIOD    FISCAL PERIOD
                                                         ENDED            ENDED
                                                     SEPTEMBER 30,     NOVEMBER 30,
                                                         1998            1997(1)
 -----------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                    $  1.00           $ 1.00
Net Investment Income                                      0.03               --
Dividends (from net investment income)                    (0.03)              --
                                                    --------------------------------
Net Asset Value, End of Period                          $  1.00           $ 1.00
                                                    ================================
Total Return                                               2.51%            0.04%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                         $30,095           $    1
Ratio of Expenses to Average Net Assets                    0.60%            0.60%(2)
Ratio of Net Income to Average Net Assets                  3.02%            3.20%(2)
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                       0.73%            9.07%(2)
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                       2.89%           (5.27)%(2)
 -----------------------------------------------------------------------------------

(1)Class D shares have been offered since November 26, 1997.

(2)Annualized.

TREASURY OBLIGATIONS FUND

                                                                         FISCAL YEAR ENDED SEPTEMBER 30,
                                                           1998          1997          1996          1995        1994(1)
 -------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                    $     1.00    $     1.00    $     1.00    $     1.00     $   1.00
Net Investment Income                                         0.05          0.05          0.05          0.05         0.03
Dividends (from net investment income)                       (0.05)        (0.05)        (0.05)        (0.05)       (0.03)
                                                        ------------------------------------------------------------------
Net Asset Value, End of Period                          $     1.00    $     1.00    $     1.00    $     1.00     $   1.00
                                                        ==================================================================
Total Return                                                  5.10%         4.98%         5.00%         5.22%        3.12%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                         $3,854,933    $2,847,215    $1,616,130    $1,038,818     $746,090
Ratio of Expenses to Average Net Assets                       0.60%         0.60%         0.60%         0.60%        0.58%(2)
Ratio of Net Income to Average Net Assets                     4.98%         4.88%         4.86%         5.13%        3.19%(2)
Ratio of Expenses to Average Net Assets (excluding
  waivers)                                                    0.66%         0.68%         0.70%         0.70%        0.68%(2)
Ratio of Net Income to Average Net Assets (excluding
  waivers)                                                    4.92%         4.80%         4.76%         5.03%        3.09%(2)
 -------------------------------------------------------------------------------------------------------------------------

(1)Class D shares have been offered since October 4, 1993.

(2)Annualized.




15 PROSPECTUS - FIRST AMERICAN MONEY MARKET FUNDS

FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS
Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1-800-SEC-0330.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or down-loaded from the SEC's Internet site at http://www.sec.gov.


SEC file number: 811-3313

FAF-1903 (2/1999)D

                                     Part B


                           FIRST AMERICAN FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 1999

                           GOVERNMENT OBLIGATIONS FUND
                             PRIME OBLIGATIONS FUND
                            TAX FREE OBLIGATIONS FUND
                            TREASURY OBLIGATIONS FUND


         This Statement of Additional Information relates to the Class A, Class Y and Class D Shares of Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund and Treasury Obligations Fund and the Class B and Class C Shares of Prime Obligations Fund, each of which is a series of First American Funds, Inc. This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Funds' current Prospectuses. This Statement of Additional Information is incorporated into the Funds' Prospectuses by reference. To obtain copies of the Prospectuses, call (800) 637-2548 or write SEI Investments Distribution Co., Oaks, Pennsylvania 19456. Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----


GENERAL INFORMATION............................................................1

INVESTMENT RESTRICTIONS........................................................1
         Government Obligations Fund...........................................1
         Prime Obligations Fund................................................2
         Tax Free Obligations Fund.............................................3
         Treasury Obligations Fund.............................................4

ADDITIONAL RESTRICTIONS........................................................5

INVESTMENT OBJECTIVES AND POLICIES.............................................6
         Municipal Securities..................................................6
         Loan Participations; Section 4(2) and Rule 144A Securities............7
         Securities of Foreign Banks and Branches..............................7
         Foreign Securities....................................................8
         United States Government Securities...................................8
         Repurchase Agreements.................................................9
         Credit Enhancement Agreements.........................................9
         Put Options...........................................................9
         Variable and Floating Rate Obligations................................9
         Lending of Portfolio Securities......................................10
         When-Issued and Delayed Delivery Securities..........................10
         Money Market Funds...................................................10
         CFTC Information.....................................................10

PORTFOLIO TURNOVER............................................................11

DIRECTORS AND EXECUTIVE OFFICERS..............................................11
         Directors............................................................11
         Executive Officers...................................................12
         Compensation.........................................................13

INVESTMENT ADVISORY AND OTHER SERVICES........................................14
         Investment Advisor...................................................14
         Distributor and Distribution Plans...................................15
         Custodian; Administrator; Transfer Agent; Counsel; Accountants.......18

PORTFOLIO TRANSACTIONS........................................................19

CAPITAL STOCK.................................................................21

NET ASSET VALUE AND PUBLIC OFFERING PRICE.....................................22

VALUATION OF PORTFOLIO SECURITIES.............................................23

TAXES.........................................................................24

CALCULATION OF PERFORMANCE DATA...............................................24

ADDITIONAL INFORMATION ABOUT SELLING SHARES...................................26
         By Telephone.........................................................26
         By Mail..............................................................27
         By Checking Account..................................................27
         Redemption Before Purchase Instruments Clear.........................27

COMMERCIAL PAPER AND BOND RATINGS.............................................28
         Commercial Paper Ratings.............................................28
         Corporate Bond Ratings...............................................28

FINANCIAL STATEMENTS..........................................................28

                               GENERAL INFORMATION

         First American Funds, Inc. ("FAF") was incorporated under the name "First American Money Fund, Inc." The Board of Directors and shareholders, at meetings held December 6, 1989 and January 18, 1990, respectively, approved amendments to the Articles of Incorporation providing that the name "First American Money Fund, Inc." be changed to "First American Funds, Inc."

         As set forth in the Prospectuses, FAF is organized as a series fund, and currently issues its shares in four series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). The series of FAF to which this Statement of Additional Information relates are named on the cover hereof. These series are referred to in this Statement of Additional Information as the "Funds."

         Shareholders may purchase shares of each Fund through separate classes. Prime Obligations Fund offers its shares in five classes, Class A, Class B, Class C, Class Y and Class D. Government Obligations Fund, Tax Free Obligations Fund and Treasury Obligations Fund offer their shares in three classes, Class A, Class Y and Class D. The various classes provide for variations in distribution costs, voting rights and dividends. To the extent permitted under the Investment Company Act of 1940 (the "1940 Act"), the Funds may also provide for variations in other costs among the classes although they have no present intention to do so. Except for differences among the classes pertaining to distribution costs, each share of each Fund represents an equal proportionate interest in that Fund. Each of the Funds are open-end diversified companies.

         FAF has prepared and will provide a separate Prospectus relating to the Class A, Class B and Class C (the "Class A, Class B and Class C Shares Prospectus"), the Class Y (the "Class Y Shares Prospectus") and the Class D Shares of the Funds (the "Class D Shares Prospectus"), respectively. These Prospectuses can be obtained by calling or writing SEI Investments Distribution Co. at the address and telephone number set forth on the cover of this Statement of Additional Information. This Statement of Additional Information relates to all Prospectuses for the various classes of shares of the Funds. It should be read in conjunction with the applicable Prospectus.

         The Bylaws of FAF provide that meetings of shareholders be held only with such frequency as required under Minnesota law and the 1940 Act. Minnesota corporation law requires only that the Board of Directors convene shareholders' meetings when it deems appropriate. In addition, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of FAF may demand a regular meeting of shareholders by written notice given to the chief executive officer or chief financial officer of FAF. Within 30 days after receipt of the demand, the Board of Directors shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 40 days after receipt of the demand, all at the expense of FAF. In addition, the 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.


                             INVESTMENT RESTRICTIONS

GOVERNMENT OBLIGATIONS FUND

         Government Obligations Fund has adopted the following investment limitations and fundamental policies. These limitations cannot be changed by the Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act. Government Obligations Fund may not:

         1. Borrow money except from banks for temporary or emergency purposes for the purpose of meeting redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 10% of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market less liabilities (not including the amount borrowed) at the time the borrowing is made. The borrowings will be repaid before any additional investments are made. Interest paid on borrowed funds will decrease the net earnings of the Fund. The Fund will not borrow to increase income (leveraging). (As a non-fundamental policy, the Fund will not make additional investments while its borrowings exceed 5% of total assets.)

         2. Issue any senior securities (as defined in the 1940 Act), except as set forth in investment restriction number (1) above, and except to the extent that purchasing or selling on a when-issued, delayed delivery or forward commitment basis or using similar investment strategies may be deemed to constitute issuing a senior security.

         3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.

         4.       Sell securities short or purchase securities on margin.

         5. Underwrite the securities of other issuers except to the extent the Fund may be deemed to be an underwriter, under federal securities laws, in connection with the disposition of portfolio securities.

         6. Invest more than 10% of its net assets in illiquid assets, including, without limitation, repurchase agreements maturing in more than seven days.

         7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil or gas interests.

         8. Lend money to others except through purchase of debt obligations of the type which the Fund is permitted to purchase (see "Investment Objectives and Policies" below).

PRIME OBLIGATIONS FUND

         Prime Obligations Fund has adopted the following investment limitations and fundamental policies. These policies and limitations cannot be changed by the Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act. Prime Obligations Fund may not:

         1. Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds (except through the purchase of obligations referred to under "Investment Objectives and Policies" below).

         2. Borrow money except from banks for temporary or emergency purposes for the purpose of meeting redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 10% of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market less liabilities (not including the amount borrowed) at the time the borrowing is made. The borrowings will be repaid before any additional investments are made. However, even with such authority to borrow money, there is no assurance that the Fund will not have to dispose of securities on an untimely basis to meet redemption requests. (As a non-fundamental policy, the Fund will not make additional investments while its borrowings exceed 5% of total assets.)

         3. Issue any senior securities (as defined in the 1940 Act), except as set forth in investment restriction number (2) above, and except to the extent that purchasing or selling on a when-issued, delayed delivery or forward commitment basis or using similar investment strategies may be deemed to constitute issuing a senior security.

         4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.

         5.       Sell securities short or purchase securities on margin.

         6. Write or purchase put or call options, except that the Fund may write or purchase put or call options in connection with the purchase of variable rate certificates of deposit described below.

         7. Underwrite the securities of other issuers except to the extent the Fund may be deemed to be an underwriter, under federal securities laws, in connection with the disposition of portfolio securities, or purchase securities with contractual or other restrictions on resale.

         8. Invest more than 10% of its net assets in illiquid assets, including, without limitation, time deposits and repurchase agreements maturing in more than seven days.

         9. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests.

         10. Lend money to others except through the purchase of debt obligations of the type which the Funds are permitted to purchase (see "Investment Objectives and Policies" below).

         11. Invest 25% or more of its assets in the securities of issuers in any single industry; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the United States, its agencies or instrumentalities, or obligations of domestic commercial banks, excluding for this purpose, foreign branches of domestic commercial banks. As to utility companies, gas, electric, water, and telephone companies are considered as separate industries. As to finance companies, the following two categories are each considered a separate industry: (A) business credit institutions, such as Honeywell Finance Corporation and General Electric Credit Corp., and (B) personal credit institutions, such as Sears Roebuck Acceptance Corp. and Household Finance Corporation.

         12.      Invest in companies for the purpose of exercising control.

         13. Purchase or retain the securities of any issuer if any of the officers or directors of the Fund or its investment advisor owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

TAX FREE OBLIGATIONS FUND

         Tax Free Obligations Fund has adopted the following investment limitations and fundamental policies. These policies and limitations cannot be changed by the Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act. Tax Free Obligations Fund may not:

         1. Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds (except through the purchase of obligations referred to under "Investment Objectives and Policies" below).

         2. Borrow money except from banks for temporary or emergency purposes for the purpose of meeting redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 10% of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market less liabilities (not including the amount borrowed) at the time the borrowing is made. The borrowings will be repaid before any additional investments are made. However, even with such authority to borrow money, there is no assurance that the Fund will not have to dispose of securities on an untimely basis to meet redemption requests. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed-delivery basis shall not be deemed the borrowing of money. (As a non-fundamental policy, the Fund will not make additional investments while its borrowings exceed 5% of total assets).

         3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.

         4.       Sell securities short or purchase securities on margin.

         5. Write or purchase put or call options, except that the Fund may write or purchase put or call options in connection with the purchase of variable rate certificates of deposit described below and as otherwise permitted as provided under "Investment Objectives and Policies" below.

         6. Underwrite the securities of other issuers except to the extent the Fund may be deemed to be an underwriter, under federal securities laws, in connection with the disposition of portfolio securities, or purchase securities with contractual or other restrictions on resale.

         7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests.

         8. Lend money to others except through the purchase of debt obligations of the type which the Fund is permitted to purchase (see "Investment Objectives and Policies" below).

         9.       Invest in companies for the purpose of exercising control.

         10. Issue any senior securities (as defined in the 1940 Act), except as set forth in investment restriction number (2) above, and except to the extent that using options, futures contracts and options on futures contracts, purchasing or selling on a when-issued, delayed delivery or forward commitment basis or using similar investment strategies may be deemed to constitute issuing a senior security.

         11. Invest 25% or more of its total assets in the securities of any industry; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the United States, its agencies or instrumentalities, or obligations of domestic commercial banks, excluding for this purpose, foreign branches of domestic commercial banks. As to utility companies, gas, electric, water, and telephone companies are considered as separate industries. As to finance companies, the following two categories are each considered a separate industry: (A) business credit institutions, such as Honeywell Finance Corporation and General Electric Credit Corp., and (B) personal credit institutions, such as Sears Roebuck Acceptance Corp. and Household Finance Corporation.

         As a non-fundamental policy, Tax Free Obligations Fund may not invest more than 10% of its net assets in illiquid assets, including, without limitation, time deposits and repurchase agreements maturing in more than seven days. The Funds may not invest in obligations of any affiliate of U.S. Bancorp, including U.S. Bank National Association ("U.S. Bank" or the "Advisor").

TREASURY OBLIGATIONS FUND

         Treasury Obligations Fund has adopted the following investment limitations and fundamental policies. These limitations cannot be changed by the Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act (i.e., the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund). Treasury Obligations Fund may not:

         1. Borrow money except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary or emergency purposes, for the purpose of meeting redemption requests which might otherwise require the untimely disposition of securities in aggregate amounts not exceeding 10% of the value of the Fund's total assets (including the amount borrowed or subject to reverse repurchase agreements) valued at the lesser of cost or market less liabilities (not including the amount borrowed or subject to reverse repurchase agreements) at the time the borrowing or reverse repurchase agreement is entered into. (As a non-fundamental policy, the Fund will not make additional investments while its borrowings exceed 5% of total assets.) Any borrowings will be repaid before any additional investments are made. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements. Interest paid on borrowed funds will decrease the net earnings of the Fund. The Fund will not borrow or enter into reverse repurchase agreements to increase income (leveraging).

         2. Issue any senior securities (as defined in the 1940 Act), except as set forth in investment restriction number (1) above, and except to the extent that purchasing or selling on a when-issued, delayed delivery or forward commitment basis or using similar investment strategies may be deemed to constitute issuing a senior security.

         3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.

         4.       Sell securities short or purchase securities on margin.

         5. Underwrite the securities of other issuers except to the extent the Fund may be deemed to be an underwriter, under federal securities laws, in connection with the disposition of portfolio securities.

         6. Invest 25% or more of its assets in the securities of issuers in any single industry; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the United States, its agencies or instrumentalities, or obligations of domestic commercial banks, excluding for this purpose, for branches of domestic commercial banks.

         7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests.

         8. Lend money to others except through the purchase of debt obligations of the type which the Fund is permitted to purchase (see "Investment Objectives and Policies" below).

         As a non-fundamental policy, Treasury Obligations Fund will not invest more than 10% of its net assets in illiquid assets, including, without limitation, repurchase agreements maturing in more than seven days.

         As to investment restriction (6) above, utility companies, gas, electric, water and telephone companies are considered separate industries, and as to finance companies, the following two categories are each considered a separate industry:

         A. business credit institutions, such as Honeywell Finance Corporation and General Electric Credit Corp., and

         B. personal credit institutions, such as Sears Roebuck Acceptance Corp. and Household Finance Corporation.


                             ADDITIONAL RESTRICTIONS

         Short-term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by the Advisor to the extent permitted by Securities and Exchange Commission exemptive order.

         The Funds are subject to the investment restrictions of Rule 2a-7 under the 1940 Act in addition to other policies and restrictions discussed herein. Pursuant to Rule 2a-7, each Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain an average weighted maturity of not more than 90 days. Under Rule 2a-7, securities which are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by each Fund be limited to United States dollar-denominated investments that (a) present "minimal credit risk" and (b) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). It is the responsibility of the Board of Directors of FAF to determine that the Funds' investments present only "minimal credit risk" and are Eligible Securities. The Board of Directors of FAF has established written guidelines and procedures for the Advisor and oversees the Advisor's determination that the Funds' portfolio securities present only "minimal credit risk" and are Eligible Securities.

         Rule 2a-7 requires, among other things, that each Fund may not invest, other than in United States "Government Securities" (as defined in the 1940
Act), more than 5% of its total assets in securities issued by the issuer of the security; provided that the applicable Fund may invest in First Tier Securities (as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof provided that the Fund may not make more than one such investment at any time. Rule 2a-7 also requires that each Fund may not invest, other than in United States Government securities, (a) more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and (b) more than the greater of 1% of its total assets or $1,000,000 in Second Tier Securities of any one issuer.


                       INVESTMENT OBJECTIVES AND POLICIES

         The main investment strategies of the Funds are set forth in the Funds' current Prospectuses under "Fund Summaries." This Section describes in detail the Funds' main investment strategies and other secondary investment strategies.

         If a percentage limitation under this section or under "Investment Restrictions" above is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitation on illiquid investments.

         The securities in which the Funds invest may not yield as high a level of current income as longer term or lower grade securities. These other securities may have less stability of principal, be less liquid, and fluctuate more in value than the securities in which the Funds invest. All securities in each Fund's portfolio are purchased with and payable in United States dollars.

MUNICIPAL SECURITIES

         Tax Free Obligations Fund invests principally in municipal securities such as municipal bonds and other debt obligations. These municipal bonds and debt securities are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" as used in this Section includes short-term municipal notes and other commercial paper issued by the states and their political subdivision.

         Two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest upon a default by the issuer of its principal and interest payment obligation. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

         Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of the issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Fund may invest.

         Tax Free Obligations Fund's investment in municipal bonds and other debt obligations that are purchased from financial institutions such as commercial and investment banks, savings associations and insurance companies may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax.

         In addition, Tax Free Obligations Fund may invest in other federal income tax-free securities such as (i) tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues, (ii) bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds, (iii) variable and floating rate obligations including variable rate demand notes and (iv) participation, trust and partnership interests in any of the foregoing obligations.

         Tax Free Obligations Fund may also invest up to 20% of its total assets in municipal securities, the interest on which is treated as an item of tax preference that is included in alternative minimum taxable income for purposes of calculating the alternative minimum tax.

LOAN PARTICIPATIONS; SECTION 4(2) AND RULE 144A SECURITIES

         Prime Obligations Fund and Tax Free Obligations Fund may invest in loan participation interests. A loan participation interest represents a pro rata undivided interest in an underlying bank loan. Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest (for example, a Fund) generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. Loan participation interests that can be sold within a seven-day period are deemed by the Advisor to be liquid investments. If a loan participation interest is restricted from being sold within a seven-day period, then Prime Obligations Fund (as a non-fundamental policy) and Tax Free Obligations Fund (as a fundamental policy) will be limited, together with other illiquid investments, to not more than 10% of the applicable Fund's net assets. Commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and corporate obligations qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 that meet the criteria for liquidity established by the Board of Directors are considered liquid. Consequently, Prime Obligations Fund and Tax Free Obligations Fund do not intend to subject such securities to the limitation applicable to restricted securities. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

SECURITIES OF FOREIGN BANKS AND BRANCHES

         Prime Obligations Fund and Tax Free Obligations Fund may invest in obligations of foreign branches of United States banks and United States branches of foreign banks. Various provisions of federal law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

         Because the portfolios of Prime Obligations Fund's and Tax Free Obligations Fund's investments in taxable money market securities may contain securities of foreign branches of domestic banks, foreign banks, and United States branches of foreign banks, such Funds may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of United States banks. These risks may include future unfavorable political and economic developments and possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by such Fund. Additionally, there may be less public information available about foreign banks and their branches. The Advisor carefully considers these factors when making investments. The Funds have agreed that, in connection with investment in securities issued by foreign banks, United States branches of foreign banks, and foreign branches of domestic banks, consideration will be given to the domestic marketability of such securities in light of these factors.

FOREIGN SECURITIES

         Prime Obligations Fund may invest up to 25% of its total assets collectively in U.S. dollar-denominated obligations of foreign companies.

         Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

         In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries.

UNITED STATES GOVERNMENT SECURITIES

         Each Fund may invest in securities issued or guaranteed as to principal or interest by the United States Government, or agencies or instrumentalities of the United States Government. These investments include direct obligations of the United States Treasury such as United States Treasury bonds, notes, and bills. The Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. In addition to Treasury securities, Government Obligations Fund, Prime Obligations Fund and Tax Free Obligations Fund may invest in securities, such as notes, bonds, and discount notes which are issued or guaranteed by agencies of the United States Government and various instrumentalities which have been established or sponsored by the United States Government. Except for United States Treasury securities, these United States Government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Advisor considers securities guaranteed by an irrevocable letter of credit issued by a government agency to be guaranteed by that agency.

         United States Treasury obligations include bills, notes and bonds issued by the United States Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying United States Treasury obligations. A Fund's investments in STRIPS will be limited to components with maturities of less than 397 days and the Funds will not actively trade such components.

REPURCHASE AGREEMENTS

         Each Fund may engage in repurchase agreements with respect to any of its portfolio securities. In a repurchase agreement, a Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a mutually agreed upon time and price. Each Fund may engage in repurchase agreements with any member bank of the Federal Reserve System or dealer in United States Government securities. Repurchase agreements usually are for short periods, such as under one week, not to exceed 30 days. In all cases, the Advisor must be satisfied with the creditworthiness of the other party to the agreement before entering into a repurchase agreement. In the event of bankruptcy of the other party to a repurchase agreement, a Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Fund purchased may have decreased, the Fund could experience a loss.

CREDIT ENHANCEMENT AGREEMENTS

         Prime Obligations Fund and Tax Free Obligations Fund may arrange for guarantees, letters of credit, or other forms of credit enhancement agreements (collectively, "Guarantees") for the purpose of further securing the payment of principal and/or interest on such Funds' investment securities. Although each investment security, at the time it is purchased, must meet such Funds' creditworthiness criteria, Guarantees sometimes are purchased from banks and other institutions (collectively, "Guarantors") when the Advisor, through yield and credit analysis, deems that credit enhancement of certain of such Funds' securities is advisable. As a non-fundamental policy, Prime Obligations Fund and Tax Free Obligations Fund will limit the value of all investment securities issued or guaranteed by each Guarantor to not more than 10% of the value of such Fund's total assets.

PUT OPTIONS

         Tax Free Obligations Fund may purchase tax-exempt securities which provide for the right to resell them to the issuer, a bank or a broker-dealer at a specified price within a specified period of time prior to the maturity date of such obligations. Such a right to resell, which is commonly known as a "put," may be sold, transferred or assigned only with the underlying security or securities. The Fund may pay a higher price for a tax-exempt security with a put than would be paid for the same security without a put. The primary purpose of purchasing such securities with puts is to permit the Fund to be as fully invested as practicable in tax-exempt securities while at the same time providing the Fund with appropriate liquidity.

VARIABLE AND FLOATING RATE OBLIGATIONS

         Certain of the obligations in which Tax Free Obligations Fund may invest may be variable or floating rate obligations in which the interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice. Variable or floating rate instruments with a demand feature enable the Fund to purchase instruments with a stated maturity in excess of 397 calendar days. The Fund determines the maturity of variable or floating rate instruments in accordance with Securities and Exchange Commission ("SEC") rules which allow the Fund to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.

         In connection with Prime Obligation Fund's and Tax Free Obligations Fund's purchase of variable rate certificates of deposit ("CDs"), it may enter into agreements with banks or dealers allowing the Fund to resell the certificates to the bank or dealer, at the Fund's option. Time deposits which may be purchased by such Fund are deposits held in foreign branches of United States banks which have a specified term or maturity. The Funds purchase CDs from only those domestic savings and loan institutions which are regulated by the Office of Thrift Supervision and the Federal Deposit Insurance Corporation ("FDIC"), and whose deposits are insured by either the Savings Association Insurance Fund or the Bank Insurance Fund, each of which is administered by the FDIC. However, because such Funds purchase large denomination CDs, they do not expect to benefit materially from such insurance. The policies described in this paragraph are non-fundamental and may be changed by the Board of Directors.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, bank or other institutional borrowers of securities. If the Funds engage in securities lending, distributions paid to shareholders from the resulting income will not be excludable from a shareholder's gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. When a Fund lends portfolio securities, it continues to be entitled to the interest payable on the loaned securities and, in addition, receives interest on the amount of the loan at a rate negotiated with the borrower. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to an affiliate of the Advisor) in connection with these loans which, in the case of U.S. Bank, are 40% of the Funds' income from such securities lending transactions. U.S. Bank may act as securities lending agent for the Funds subject to U.S. Bank's compliance with conditions contained in an SEC exemptive order permitting U.S. Bank to provide such services and receive compensation.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

         Each Fund may purchase securities on a when-issued or delayed delivery basis. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the Fund during the period prior to settlement. At the time a Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Funds do not receive income from these securities until such securities are delivered. Each Fund will also establish a segregated account with its custodian in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. A Fund will not purchase securities on a when-issued or delayed delivery basis if, as a result thereof, more than 15% of that Fund's net assets would be so invested.

MONEY MARKET FUNDS

         Each of the Funds may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the investing Fund. The money market funds in which the Funds may invest include other money market funds advised by the Advisor. Investments by a Fund in other money market funds advised by the Advisor are subject to certain restrictions contained in an exemptive order issued by the SEC.

CFTC INFORMATION

         The Commodity Futures Trading Commission (the "CFTC"), a federal agency, regulates trading activity pursuant to the Commodity Exchange Act, as amended. The CFTC requires the registration of "commodity pool operators," which are defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in any commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which (i) will use commodity futures or commodity options contracts solely for bona fide hedging purposes (provided, however, that in the alternative, with respect to each long position in a commodity future or commodity option contract, an investment company may meet certain other tests set forth in Rule 4.5); (ii) will not enter into commodity futures and commodity options contracts for which the aggregate initial margin and premiums exceed 5% of its assets; (iii) will not be marketed to the public as a commodity pool or as a vehicle for investing in commodity interests; (iv) will disclose to its investors the purposes of and limitations on its commodity interest trading; and (v) will submit to special calls of the CFTC for information. Any investment company desiring to claim this exclusion must file a notice of eligibility with both the CFTC and the National Futures Association. FAF has made such notice filings with respect to those Funds which may invest in commodity futures or commodity options contracts.


                               PORTFOLIO TURNOVER

         The Funds generally intend to hold their portfolio securities to maturity. In certain instances, however, a Fund may dispose of its portfolio securities prior to maturity when it appears such action will be in the best interest of the Fund because of changing money market conditions, redemption requests, or otherwise. A Fund may attempt to maximize the total return on its portfolio by trading to take advantage of changing money market conditions and trends or to take advantage of what are believed to be disparities in yield relationships between different money market instruments. Because each Fund invests in short-term securities and manages its portfolio as described above in "Investment Restrictions" and "Investment Objectives and Policies" above and as set forth under "Fund Summaries" in the Funds' Prospectuses, each Fund's portfolio will turn over several times a year. Because brokerage commissions as such are not usually paid in connection with the purchase or sale of the securities in which the Funds invest and because the transactional costs are small, the high turnover is not expected materially to affect net asset values or yields. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, and, therefore, each Fund's turnover rate for reporting purposes will be zero.


                        DIRECTORS AND EXECUTIVE OFFICERS

         The directors and executive officers of FAF are listed below, together with their business addresses and their principal occupations during the past five years. Directors who are "interested persons" (as that term is defined in the 1940 Act) of FAF are identified with an asterisk.

DIRECTORS

         Robert J. Dayton, 5140 Norwest Center, Minneapolis, Minnesota 55402:
Director of FAF since December 1994 and of First American Investment Funds, Inc. ("FAIF") since September 1994 and of First American Strategy Funds, Inc. ("FASF") since June 1996; Chairman (1989-1993) and Chief Executive Officer (1993-present), Okabena Company (private family investment office). Age: 55.

         Roger A. Gibson, 1020 15th Street, Ste. 41A, Denver, Colorado 80202:
Director of FAF, FAIF and FASF since October 1997; Vice President North America-Mountain Region for United Airlines since June 1995; prior to his current position, served most recently as Vice President Customer Service for United Airlines in the West Region in San Francisco and the Mountain Region in Denver, Colorado; employee at United Airlines since 1967. Age: 52.

         David T. Bennett, 3400 City Center, 33 South Sixth Street, Minneapolis, Minnesota 55402: Director of FAIF, FAF and FASF since August 1998; Of Counsel, Gray, Plant, Mooty, Mooty & Bennett P.A. Prior to August 1998, Mr. Bennett served as a director of Piper Funds Inc., Piper Funds Inc. II, Piper Global Funds Inc., Piper Institutional Funds Inc., and various other Piper closed-end investment companies. Age 56.

         Andrew M. Hunter III, 537 Harrington Road, Wayzata, Minnesota 55391:
Director of FAIF, FAF and FASF since January 1997; Chairman of Hunter, Keith Industries, a diversified manufacturing and services management company, since 1975. Age: 50.

         Leonard W. Kedrowski, 16 Dellwood Avenue, Dellwood, Minnesota 55110:
Director of FAF and FAIF since November 1993 and of FASF since June 1996; President and owner of Executive Management Consulting, Inc., a management consulting firm; Vice President, Chief Financial Officer, Treasurer, Secretary and Director of Anderson Corporation, a large privately-held manufacturer of wood windows, from 1983 to October 1992. Age: 56.

         * Robert L. Spies, 4715 Twin Lakes Avenue, Brooklyn Center, Minnesota 55429: Director of FAIF, FAF and FASF since January 31, 1997; employed by First Bank System, Inc. and subsidiaries from 1957 to January 31, 1997, most recently as Vice President, First Bank National Association. Age: 63.

         Joseph D. Strauss, 8617 Edenbrook Crossing, # 443, Brooklyn Park, Minnesota 55443: Director of FAF since 1984 and of FAIF since April 1991 and of FASF since June 1996; Chairman of FAF's and FAIF's Boards from 1993 to September 1997 and of FASF's Board from June 1996 to September 1997; President of FAF and FAIF from June 1989 to November 1989; Owner and President, Strauss Management Company, since 1993; Owner and President, Community Resource Partnerships, Inc., a community business retention survey company, since 1992; attorney-at-law.
Age: 57.

         Virginia L. Stringer, 712 Linwood Avenue, St. Paul, Minnesota 55105:
Director of FAIF since August 1987 and of FAF since April 1991 and of FASF since June 1996; Chair of FAIF's, FAF's and FASF's Boards since September 1997; Owner and President, Strategic Management Resources, Inc. since 1993; formerly President and Director of The Inventure Group, a management consulting and training company, President of Scott's, Inc., a transportation company, and Vice President of Human Resources of The Pillsbury Company. Age: 53.

EXECUTIVE OFFICERS

         Mark Nagle, SEI Investments Company, Oaks, Pennsylvania 19456; President of FAIF, FAF and FASF since September 1998; Vice President of the Administrator and Distributor since November 1996; Vice President of Fund Accounting, BISYS Fund Services, Inc., from November 1995 to November 1996; Senior Vice President, Fidelity Investments, prior to November 1995. Age: 40.

         Joseph M. O'Donnell, Vice President and Assistant Secretary of FAIF, FAF and FASF beginning in February 1998; Vice President and Assistant Secretary of the Administrator and Distributor since January 1998; Vice President and General Counsel, FPS Services, Inc. from 1993 to 1997; Staff Counsel and Secretary, Provident Mutual Family of Funds from 1990 to 1993. Age: 45.

         Michael G. Beattie, SEI Investments Company, Oaks, Pennsylvania 19456; Controller and Assistant Treasurer of FAIF, FAF and FASF since December 1997; Associate Director, Fund Accounting, SEI Investments Company since July 1997; prior to his current position, served most recently as Fund Accounting Manager of SEI (1993-1997); Registered Representative, First Investors, from 1988 to 1990. Age: 33.

         Lydia A. Gavalis, SEI Investments Company, Oaks, Pennsylvania 19456; Vice President and Assistant Secretary of FAIF, FAF and FASF, and Vice President and Assistant Secretary of the Administrator and the Distributor each since January 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange from 1989 to 1998. Age: 35.

         Lynda J. Streigel, SEI Investments Company, Oaks, Pennsylvania 19456; Vice President and Assistant Secretary of FAIF, FAF and FASF, and Vice President and Assistant Secretary of the Administrator and the Distributor since January 1998; Senior Asset Management Counsel, Barnett Banks, Inc. from 1993 to 1997; Partner, Groom and Nordberg, Chartered from 1996 to 1997; and Associate General Counsel, Riggs Bank, N.A. from 1992 to 1995.
Age: 51.

         Kathy Heilig, SEI Investments Company, Oaks, Pennsylvania 19456; Vice President and Assistant Secretary of FAIF, FAF and FASF, and Treasurer of SEI Investments Company since 1997; Assistant Controller of SEI Investments Company from 1995 to 1997; and Vice President of SEI Investments Company from 1991 to 1995.
Age: 41.

         James R. Foggo, SEI Investments Company, Oaks, Pennsylvania 19456; Vice President and Assistant Secretary of FAIF, FAF and FASF since September 1998; Vice President and Assistant Secretary of the Administrator and Distributor since September 1998; Associate Attorney, Paul, Weiss, Rifkind, Wharton and Garrison from January 1998 to August 1998; Associate Attorney, Baker & McKenzie from January 1995 to January 1998. Age: 34.

         Michael J. Radmer, 220 South Sixth Street, Minneapolis, Minnesota 55402; Secretary of FAIF since April 1991 and of FAF since 1981 and of FASF since June 1996; Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm and general counsel of FAIF, FAF and FASF. Age: 53.

COMPENSATION

         The First American Family of Funds, which includes FAF, FAIF and FASF, currently pays only to directors of the funds who are not paid employees or affiliates of the funds a fee of $27,000 per year ($40,500 in the case of the Chair) plus $4,000 ($6,000 in the case of the Chair) per meeting of the Board attended and $1,200 per committee meeting attended ($1,800 in the case of a committee chair) and reimburses travel expenses of directors and officers to attend Board meetings. In the event of telephonic Board or committee meetings, each director receives a fee of $500 per Board or committee meeting ($750 in the case of the Chair or a committee chair). In addition, directors may receive a per diem fee of $1,500 per day plus travel expenses when directors travel out of town on Fund business. However, directors do not receive the $1,500 per diem amount plus the foregoing Board or committee fee for an out of town Board or committee meeting but instead receive the greater of the total per diem fee or meeting fee. Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which Michael J. Radmer, secretary of FAF, FAIF and FASF, is a partner. The following table sets forth information concerning aggregate compensation paid to each director of FAF (i) by FAF (column 2), and (ii) by FAF, FAIF and FASF collectively (column 5) during the fiscal year ended September 30, 1998. No executive officer or affiliated person of FAF had aggregate compensation from FAF in excess of $60,000 during such fiscal year:

                (1)                         (2)                (3)                 (4)                   (5)
                                                            PENSION OR
                                                            RETIREMENT                           TOTAL COMPENSATION
                                         AGGREGATE       BENEFITS ACCRUED    ESTIMATED ANNUAL   FROM REGISTRANT AND
                                       COMPENSATION      AS PART OF FUND      BENEFITS UPON      FUND COMPLEX PAID
NAME OF PERSON, POSITION              FROM REGISTRANT        EXPENSES           RETIREMENT          TO DIRECTORS
----------------------------------    ---------------    ----------------    ----------------   -------------------
Robert J. Dayton, Director            $     28,881.88                 -0-                 -0-   $            53,100
Roger A. Gibson, Director                   24,367.39                 -0-                 -0-                44,800
David T. Bennett, Director                   5,847.09                 -0-                 -0-                10,750
Andrew M. Hunter III, Director              26,787.81                 -0-                 -0-                49,250
Leonard W. Kedrowski, Director              30,296.06                 -0-                 -0-                55,700
Robert L. Spies, Director                   27,984.43                 -0-                 -0-                51,450
Joseph D. Strauss, Director                 34,089.87                 -0-                 -0-                62,675
Virginia L. Stringer, Director              39,161.88                 -0-                 -0-                72,000

         Under Minnesota law, each director owes certain fiduciary duties to the Funds and to their shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and in a manner reasonably believed to be in the best interest of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). In 1987, Minnesota enacted legislation which authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (a) for any breach of the director's duty of "loyalty" to the corporation or its shareholders, (b) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of the law,
(c) for authorizing a dividend, stock repurchase or redemption, or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (d) for any transaction from which the director derived an improper personal benefit. FAF's Board of Directors and shareholders, at meetings held December 10, 1987 and March 15, 1988, respectively, approved an amendment to the Articles of Incorporation that limits the liability of directors to the fullest extent permitted by the Minnesota legislation and the 1940 Act.

         Minnesota law does not eliminate the duty of "care" imposed on a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Further, Minnesota law does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers. Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. These remedies, however, may be ineffective in situations where shareholders become aware of such a breach after a transaction has been consummated and rescission has become impractical. Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended. The 1940 Act prohibits elimination or limitation of a director's liability for acts involving willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties of a director.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         U.S. Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Funds through its First American Asset Management group. The Advisor is a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. The Advisor is a subsidiary of U.S. Bancorp ("USB"), 601 Second Avenue South, Minneapolis, Minnesota 55402, which is a regional, multi-state bank holding company headquartered in Minneapolis, Minnesota. USB operates five banks and eleven trust companies with offices in 17 contiguous states from Illinois to Washington. USB also has various other subsidiaries engaged in financial services. At September 30, 1998 on a pro forma combined basis, USB and consolidated subsidiaries had consolidated assets of approximately $67.5 billion, consolidated deposits of $48.2 billion and shareholders' equity of $5.8 billion.

         Pursuant to an Investment Advisory Agreement, effective as of January 20, 1995 (the "Advisory Agreement") between FAF, on behalf of each Fund, and the Advisor, the Funds engage the Advisor to act as investment advisor for and to manage the investment of the Funds' assets. The Advisory Agreement requires each Fund to pay the Advisor a monthly fee equal, on an annual basis, to .40 of 1% of the Fund's average daily net assets.

         The Advisory Agreement requires the Advisor to arrange, if requested by FAF, for officers or employees of the Advisor to serve without compensation from the Funds as directors, officers, or employees of FAF if duly elected to such positions by the shareholders or directors of FAF. The Advisor has the authority and responsibility to make and execute investment decisions for the Funds within the framework of the Funds' investment policies, subject to review by the Board of Directors of FAF. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Funds, including the Funds' distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to FAF's Board of Directors on the performance of such organizations. The Advisor will, at its own expense, furnish the Funds with the necessary personnel, office facilities, and equipment to service the Funds' investments and to discharge its duties as investment advisor of the Funds.

         In addition to the investment advisory fee, each Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAF may have an obligation to indemnify its directors and officers with respect to such litigation. The Advisor will be liable to the Funds under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the Board of Directors or the investment objectives and policies of the Funds. The Advisor has agreed to indemnify the Funds with respect to any loss, liability, judgment, cost or penalty that a Fund may suffer due to a breach of the Advisory Agreement by the Advisor.

         The Advisor may, at its option, waive any or all of its fees, or reimburse expenses, with respect to each of the Funds from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time unless as otherwise set forth in the Prospectus. The Advisor also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

         The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling, or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring, or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisors to registered investment companies, subject to a number of terms and conditions.

         Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, FAF has received an opinion from its counsel that the Advisor is not prohibited from performing the investment advisory services described above, and that certain broker-dealers affiliated with the Advisor, are not prohibited from serving as a Participating Institution (as defined in "-- Distributor and Distribution Plans" below). In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Advisor and certain affiliated broker-dealers might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and shareholders would not suffer adverse financial consequences.

         The following table sets forth total advisory fees before waivers and after waivers for each of the Funds for the fiscal years ended September 30, 1996, September 30, 1997 and September 30, 1998:

                                         YEAR ENDED                       YEAR ENDED                        YEAR ENDED
                                     SEPTEMBER 30, 1996               SEPTEMBER 30, 1997                SEPTEMBER 30, 1998
                               ADVISORY FEE     ADVISORY FEE    ADVISORY FEE      ADVISORY FEE    ADVISORY FEE      ADVISORY FEE
                              BEFORE WAIVERS   AFTER WAIVERS   BEFORE WAIVERS    AFTER WAIVERS   BEFORE WAIVERS    AFTER WAIVERS
                              --------------   -------------   --------------    -------------   --------------    -------------
Government Obligations Fund   $    3,821,969   $   3,007,413   $    4,856,530    $   4,020,449   $    6,013,155    $   5,031,567
Prime Obligations Fund            11,293,845       8,866,700       14,885,761       12,400,673       25,709,852       20,468,245
Tax Free Obligations Fund                 --              --           46,188(1)         1,174(1)     1,002,936(2)       674,436(2)
Treasury Obligations Fund          6,253,637       4,688,746       12,432,597        9,904,279       19,284,901       16,240,243

(1) Information is for the four month period from August 1, 1997 to November 30, 1997.

(2) Information is for the ten month period from December 1, 1998 to September 30, 1998.

DISTRIBUTOR AND DISTRIBUTION PLANS

         SEI Investments Distribution Co. (the "Distributor" ) serves as the distributor for the Class A, Class B, Class C, Class Y and Class D Shares of the Funds. The Distributor is a wholly-owned subsidiary of SEI Investments Company, which also owns the Funds' Administrator. See "-- Custodian; Administrator; Transfer Agent; Counsel; Accountants" below.

         The Distributor serves as distributor for the Class A, Class Y and Class D Shares pursuant to a Distribution Agreement effective as of January 20, 1995 between itself and the Funds, as the distributor for the Class B Shares pursuant to a Distribution and Service Agreement dated January 20, 1995 (the "Class B Distribution Agreement") between itself and the Funds, and as the distributor for the Class C Shares pursuant to a Distribution and Service Agreement dated December 9, 1998 (the "Class C Distribution Agreement") between itself and the Funds. These agreements are referred to collectively as the "Distribution Agreements."

         Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Funds to the extent such services and functions are not provided to the Funds pursuant to another agreement. The shares of the Funds are distributed through the Distributor and through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

         Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

         U.S. Bancorp Investment Services, Inc. ("USBI"), a subsidiary of the Advisor, and U.S. Bancorp Piper Jaffray Inc., a broker-dealer affiliated with the Advisor ("Piper"), are Participating Institutions. The Advisor pays USBI and Piper up to .25% of the portion of each Fund's average daily net assets attributable to Class Y Shares for which USBI or Piper are responsible, respectively, in connection with USBI's or Piper's provision of shareholder support services. Such amounts paid to USBI and Piper, by the Advisor will not affect any agreement by the Advisor to limit expenses of each Fund.

         The Class A Shares pay to the Distributor a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Class A Shares, which fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class A Shares. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. This fee is calculated and paid each month based on average daily net assets of Class A Shares of each Fund for that month.

         The Class B and Class C Shares pay to the Distributor a distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C Shares, respectively, which fee may be used by the Distributor to provide compensation for sales support and distribution activities with respect to the Class B and Class C Shares. This fee is calculated and paid each month based on average daily net assets of the respective Class B and Class C Shares for that month. In addition to this fee, the Distributor is paid a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of Prime Obligations Fund's Class B and Class C Shares pursuant to the Class B Distribution Agreement and the Class C Distribution Agreement, respectively, and a service plan for each such class (collectively, the "Class B and Class C Service Plan"), which fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class B and Class C Shares of Prime Obligations Fund. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. The Distributor also receives any contingent deferred sales charges paid with respect to sales of Class B and Class C Shares.

         The Distributor receives no compensation for distribution of the Class Y Shares. The Class D Shares of each Fund pay a shareholder servicing fee to the Distributor monthly at the annual rate of 0.15% of each Fund's Class D average daily net assets, which fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class D Shares of the kinds described in the Class D Shares Prospectus. This fee is calculated and paid each month based on average daily net assets of Class D Shares of each Fund for that month.

         The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAF and by the vote of the majority of those Board members of FAF who are not interested persons of FAF and who have no direct or indirect financial interest in the operation of FAF's Rule 12b-1 Plans of Distribution or in any agreement related to such plans.

         SEI Investments Distribution Co., Fund's underwriter, received the following compensation from each Fund during its most recent fiscal year.

                                                         COMPENSATION ON
                                NET UNDERWRITING AND     REDEMPTIONS AND      BROKERAGE          OTHER
                                     COMMISSIONS           REPURCHASES       COMMISSIONS     COMPENSATION
                               ----------------------   -----------------   -------------   --------------
Government Obligations Fund             None                   None              None            None
Prime Obligations Fund                  None                   None              None            None
Tax Free Obligations Fund               None                   None              None            None
Treasury Obligations Fund               None                   None              None            None

         FAF has adopted Plans of Distribution (the "Plans") with respect to Class A, Class B, Class C and Class D Shares of the Funds, respectively, pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plans authorize the Funds to pay the Distributor fees for the services it performs for the Funds as described in the preceding paragraphs. The Class B Plan and Class C Plan also authorize the Distributor to retain the contingent deferred sales charge applied on redemptions of Class B Shares and Class C Shares, respectively. The Plans recognize that the Advisor, the Administrator, the Distributor, and any Participating Institution, in their discretion, may use their own assets to pay for certain additional costs of distributing shares of the Funds. Any such arrangement to pay such additional costs may be commenced or discontinued by the Advisor, the Administrator, the Distributor, or any Participating Institution at any time.

         Each Plan is a "compensation-type" plan under which the Distributor is entitled to receive the distribution fee regardless of whether its actual distribution expenses are more or less than the amount of the fee. If, after payments by the Distributor for advertising, marketing, and distribution, there are any remaining fees, these may be used as the Distributor may elect. Because the amounts payable under the Plans will be commingled with the Distributor's general funds, including the revenues it receives in the conduct of its business, it is possible that certain of the Distributor's overhead expenses will be paid out of Plan fees and that these expenses may include items which the SEC Staff has noted, for example, the costs of leases, depreciation, communications, salaries, training, and supplies. The Funds believe that such expenses, if paid, will be paid only indirectly out of the fees being paid under the Plans.

         The following tables set forth the total Rule 12b-1 fees, after waivers, paid by each class of the Funds for the fiscal years ended September 30, 1996, September 30, 1997 and September 30, 1998. Please note that there were no Class C Shares outstanding as of September 30, 1998.

                                                                  YEAR ENDED SEPTEMBER 30, 1996

                                                      CLASS A         CLASS B         CLASS Y        CLASS D
                                                   -------------   ------------    ------------   -------------
Government Obligations Fund                        $           *   $          *    $          0   $     370,412
Prime Obligations Fund                                   317,080          7,227               0          82,818
Tax Free Obligations Fund                                      *              *               *               *
Treasury Obligations Fund                                      *              *               0       1,989,778

                                                                  YEAR ENDED SEPTEMBER 30, 1997

                                                      CLASS A         CLASS B         CLASS Y        CLASS D
                                                   -------------   ------------    ------------   -------------
Government Obligations Fund                        $           *   $          *    $          0   $     484,747
Prime Obligations Fund                                   432,465         31,045               0         222,621
Tax Free Obligations Fund (1)                             39,839              *           4,123               *
Treasury Obligations Fund                                      *              *               0       3,609,010

                                                                  YEAR ENDED SEPTEMBER 30, 1998

                                                      CLASS A         CLASS B         CLASS Y        CLASS D
                                                   -------------   ------------    ------------   -------------
Government Obligations Fund                        $     166,887(3)$          *    $          0   $     621,492
Prime Obligations Fund                                 3,214,942         20,640               0         392,629
Tax Free Obligations Fund                                203,999(4)           *               0          21,952(4)
Treasury Obligations Fund                                176,091(2)           *               0       5,046,268

 *   The Fund was not in operation during this fiscal year.

(1) Information is for the period from August 1, 1997 to November 30, 1997. Of these amounts, $38,857 and $4,123 are distribution fees from the Class A and Class Q shares of the Qualivest Tax-Free Obligations Fund, respectively. On November 25, 1997 Tax Free Obligations Fund acquired the assets of the Qualivest Tax-Free Money Market Fund. In connection with such acquisition, Class A shares of the Qualivest Tax-Free Money Market Fund were exchanged for Class A shares of Tax Free Obligations Fund, and Class Q and Y shares of the Qualivest Tax-Free Money Market Fund were exchanged for former Class C Shares (now designated Class Y Shares) of Tax Free Obligations Fund.

(2)  For the period from November 3, 1997 to September 30, 1998.

(3)  For the period from April 29, 1998 to September 30, 1998.

(4)  For the ten month period from December 1, 1997 to September 30, 1998.

CUSTODIAN; ADMINISTRATOR; TRANSFER AGENT; COUNSEL; ACCOUNTANTS

         U.S. Bank National Association (the "Custodian") acts as custodian of the Funds' assets and portfolio securities pursuant to a Custodian Agreement between First Trust National Association and the Funds. First Trust's rights and obligations under the Custodian Agreement were assigned to U.S. Bank pursuant to an Assignment and Assumption Agreement between First Trust and U.S. Bank. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. The duties of the Custodian are limited to receiving and safeguarding the assets and securities of the Funds and to delivering or disposing of them pursuant to the Funds' order. The Funds compensate the Custodian at such rates and at such times as the Funds and the Custodian may agree on in writing from time to time, and the Custodian is granted a lien for unpaid compensation upon any cash or securities held by it for the Funds.

         As compensation for its services to the Funds, the Custodian is paid a monthly fee calculated on an annual basis equal to 0.03% of each Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds. The Custodian continues to serve so long as its appointment is approved at least annually by the Board of Directors including a majority of the directors who are not interested persons (as defined under the 1940 Act) of FAF.

         The Administrator, a wholly-owned subsidiary of SEI Investments Company, provides administrative services to the Funds for a fee as described in the prospectus. Pursuant to an Amended and Restated Administration Agreement dated as of July 1, 1997 by and between FAF and the Administrator, FAF pays the Administrator administrative fees equal to .07% of each Fund's average daily net assets until aggregate net assets of all the Funds exceed $8 billion, and .055% of each Fund's average daily net assets to the extent aggregate net assets of all the Funds exceed $8 billion. The following table sets forth total administrative fees, after waivers, paid by each of the Funds for the fiscal years ended September 30, 1996, September 30, 1997, and September 30, 1998:

                                    YEAR ENDED          YEAR ENDED            YEAR ENDED
                                SEPTEMBER 30, 1996  SEPTEMBER 30, 1997   SEPTEMBER 30, 1998
                                -----------------   ------------------   ------------------
Government Obligations Fund     $         659,381   $          775,846   $          915,374
Prime Obligations Fund                  1,945,261            2,375,994            3,868,312
Tax Free Obligations Fund                      --               16,689(1)           149,868(2)
Treasury Obligations Fund               1,076,226            1,976,528            2,904,106

(1)  For the four month period from August 1, 1997 to November 30, 1997.
(2)  For the ten month period from December 1, 1998 to September 30, 1998.

         DST Systems, Inc., 330 West Ninth Street, Kansas City, Missouri 64105, is transfer agent (the "Transfer Agent") and dividend disbursing agent for the shares of the Funds. The transfer agent is not affiliated with the Distributor, the Administrator or the Advisor.

         Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, is independent general counsel for the Funds.

         KPMG Peat Marwick LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402, served as the Funds' independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings for the year ended September 30, 1998. Ernst & Young LLP, 1400 Pillsbury Center, Minneapolis, Minnesota 55402, serves as the Funds' independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings for the year ended September 30,1999.

                             PORTFOLIO TRANSACTIONS

         As the Funds' portfolios are exclusively composed of debt, rather than equity securities, most of the Funds' portfolio transactions are effected with dealers without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting such portfolio transactions on behalf of the Funds, the Advisor seeks the most favorable net price consistent with the best execution. The Advisor may, however, select a dealer to effect a particular transaction without communicating with all dealers who might be able to effect such transaction because of the volatility of the money market and the desire of the Advisor to accept a particular price for a security because the price offered by the dealer meets guidelines for profit, yield, or both. The Funds may authorize the Advisor to place brokerage orders with some brokers who help distribute the Funds' shares, if the Advisor reasonably believes that transaction quality and commissions, if any, are comparable to that available from other qualified brokers.

         Decisions with respect to placement of the Funds' portfolio transactions are made by the Advisor. The primary consideration in making these decisions is efficiency in executing orders and obtaining the most favorable net prices for the Funds. Most Fund transactions are with the issuer or with major dealers acting for their own account and not as brokers. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research services to the Advisor. Such research services would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts.

         The research services may allow the Advisor to supplement its own investment research activities and enable the Advisor to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services, the Advisor would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions.

         The Advisor has not entered into any formal or informal agreements with any broker-dealers, and does not maintain any "formula" that must be followed in connection with the placement of Fund portfolio transactions in exchange for research services provided to the Advisor, except as noted below. The Advisor may, from time to time, maintain an informal list of broker-dealers that will be used as a general guide in the placement of Fund business in order to encourage certain broker-dealers to provide the Advisor with research services, which the Advisor anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of broker-dealers (discussed above) has been met, and, accordingly, substantial deviations from the list could occur. While it is not expected that any Fund will pay brokerage commissions, if it does, the Advisor would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Advisor determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor with respect to the Funds.

         No Fund effects brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with its Advisor or Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund, as determined by the Board of Directors. Any transactions with an affiliated broker-dealer must be on terms that are both at least as favorable to the Fund as such Fund can obtain elsewhere and at least as favorable as such affiliate broker-dealer normally gives to others.

         When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions will produce better executions for each client.

         During the fiscal year ended September 30, 1998, Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund paid no brokerage commissions to SEI Investments Distribution Co. ("SIDCO"). SIDCO also acts as the Funds' Distributor and is under common control with the Funds' Administrator.

         At September 30, 1998, Prime Obligations Fund held securities of broker-dealers which are deemed to be "regular brokers or dealers" of the Funds under the 1940 Act (or of such broker-dealers' parent companies) in the following amounts: Bankers Trust certificate of deposit, $74,976,000; Bear Stearns note, $75,000,000; First Boston commercial paper, $35,934,000; Goldman Sachs commercial paper, $129,900,000; Goldman Sachs notes, $238,000,000; Morgan Stanley commercial paper, $73,093,000; Morgan Stanley notes, $75,000,000; J.P. Morgan commercial paper, $29,757,000; J.P. Morgan certificate of deposit, $25,000,000; and Salomon Smith Barney commercial paper, $273,831,000.

                                  CAPITAL STOCK

         Each share of the Funds' $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

         Each share of the Funds has one vote. On some issues, such as the election of directors, all shares of all FAF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or class, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class.

         The Bylaws of FAF provide that annual shareholders' meetings are not required and that meetings of shareholders need be held only with such frequency as required under Minnesota law and the 1940 Act.

         As of December 1, 1998, the directors of FAF owned shares of FAF, FAIF and FASF with an aggregate net asset value of $4.9 million. As of December 1, 1998, the directors and officers of FAF as a group owned less than one percent of each class of each Fund's outstanding shares. As of January 15, 1999, the Funds were aware that the following persons owned of record five percent or more of the outstanding shares of each class of stock of the Funds.
Please note that there were no Class C Shares outstanding as of January 15, 1999.

                                                                        PERCENTAGE OF OUTSTANDING SHARES
                                                             ----------------------------------------------------
                                                               CLASS A       CLASS B       CLASS Y      CLASS D
                                                             -----------   -----------   -----------  -----------
GOVERNMENT OBLIGATIONS FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray
222 South 9th Street
Minneapolis, MN 55432                                            99.94%

Special Custody Account for the Benefit of Customers of FBS
Investment Services Inc.
100 South 5th Street, Suite 1400
Attn: Money Fund Unit R/R
Minneapolis, MN 55402-1217                                                                    50.99%

US Bank NA
US Bank Trust Center
Attn: Linda Fritz SPER0603
180 5th Street East
St. Paul, MN 55101-1631                                                                       48.45%      100.00%

PRIME OBLIGATIONS FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray
222 South 9th Street
Minneapolis, MN 55432                                            80.20%                        6.21%

Special Custody Account for the Benefit of FBS Investment
Services, Inc.
100 South 5th Street, Suite 1400
Attn: Money Fund Unit R/R
Minneapolis, MN 55402-1217                                       18.75%                       35.75%

US Bancorp Investments Inc.
FBO 672423881
100 South 5th Street, Suite 1400
Minneapolis, MN 55402-1217                                                       6.01%

US Bank Natl Assn Cust
IRA R/O Kenneth Petersen
19 Cleveland Avenue
South River, NJ 08882-1410                                                       5.90%

                                                                        PERCENTAGE OF OUTSTANDING SHARES
                                                             ----------------------------------------------------
                                                               CLASS A       CLASS B       CLASS Y      CLASS D
                                                             -----------   -----------   -----------  -----------
US Bank Natl Assn Cust
IRA A/C Clive H Tobin
12315 Vickery Avenue East
Tacoma, WA 98446-3241                                                            5.29%

US Bank NA
US Bank Trust Center
Attn: Linda Fritz SPER0603
180 5th Street East
St. Paul, MN 55101-1631                                                                       56.15%      100.00%

TAX FREE OBLIGATIONS FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray
222 South 9th Street
Minneapolis, MN 55432                                            95.01%

US Bank NA
US Bank Trust Center
Attn: Linda Fritz SPER0603
180 5th Street East
St. Paul, MN 55101-1631                                                                       99.50%      100.00%

TREASURY OBLIGATIONS FUND

Piper Jaffray for the Exclusive Benefit of Piper Jaffray
222 South 9th Street
Minneapolis, MN 55432                                            22.21%

Special Custody Account for the Benefit of Customers of FBS
Investment Services, Inc.
100 South 5th Street, Suite 1400
Attn: Money Fund Unit R/R
Minneapolis, MN 55402-1217                                       77.65%                       27.75%

US Bank NA                                                                                    71.91%      100.00%
US Bank Trust Center
Attn: Linda Fritz SPER0603
180 5th Street East
St. Paul, MN 55101-1631


                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The public offering price of the shares of a Fund generally equals the Fund's net asset value plus any applicable sales change. A summary of any applicable sales charge assessed on Fund share purchases is set forth in the Fund's Prospectuses. Each Fund is open for business and its net asset value per share is calculated on every day the New York Stock Exchange and federally-chartered banks are open for business. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each year the New York Stock Exchange may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities of a Fund are traded on days that the Fund is not open for business, the Funds' net asset value per share may be affected on days when investors may not purchase or redeem shares. On September 30, 1998, the net asset value per share for the Funds was calculated as set forth below. Please note that there were no Class C Shares outstanding as of September 30, 1998.

                                                                               NET ASSET
                                     NET ASSETS             SHARES          VALUE PER SHARE
                                    (IN DOLLARS)    /    OUTSTANDING     =    (IN DOLLARS)
                                  -----------------   ------------------   -----------------
GOVERNMENT OBLIGATIONS FUND
     Class A                      $  325,023,984.78 /     325,012,245.95 = $            1.00
     Class Y                       1,000,043,071.31 /   1,000,284,661.46 =              1.00
     Class D                         384,142,885.45 /     384,228,904.56 =              1.00

PRIME OBLIGATIONS FUND
     Class A                       3,699,197,125.11 /   3,699,164,084.54 =              1.00
     Class B                           2,397,378.61 /       2,398,581.97 =              1.00
     Class Y                       5,445,684,653.09 /   5,445,625,713.28 =              1.00
     Class D                         233,674,703.86 /     233,677,271.21 =              1.00

TAX FREE OBLIGATIONS FUND
     Class A                         247,154,375.67 /     247,186,862.08 =              1.00
     Class Y                         272,993,966.07 /     272,984,164.51 =              1.00
     Class D                          30,044,336.77 /      30,095,359.48 =              1.00

TREASURY OBLIGATIONS FUND
     Class A                         101,749,291.58 /     101,735,188.48 =              1.00
     Class Y                       1,803,610,779.11 /   1,803,602,871.55 =              1.00
     Class D                       3,854,939,742.09 /   3,854,914,178.51 =              1.00


                        VALUATION OF PORTFOLIO SECURITIES

         The Funds' portfolio securities are valued on the basis of the amortized cost method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

         The valuation of the Funds' portfolio instruments based upon their amortized cost and the concomitant maintenance of the Funds' per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act, under which the Funds must adhere to certain conditions. The Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less from the date of purchase, and invest only in securities determined by the Board of Directors to present minimal credit risks and which are of high quality as determined by major rating services, or, in the case of any instrument which is not so rated, which are of comparable quality as determined by the Board of Directors. The maturities of variable rate demand instruments held in the Funds' portfolio will be deemed to be the longer of the demand period, or the period remaining until the next interest rate adjustment, although stated maturities may be in excess of one year. It is the normal practice of the Funds to hold portfolio securities to maturity and realize par therefor unless such sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. The Board of Directors must establish procedures designed to stabilize, to the extent reasonably possible, the Funds' price per share as computed for the purpose of sales and redemptions at a single value. It is the intention of the Funds to maintain a per share net asset value of $1.00. Such procedures will include review of the Funds' portfolio holdings by the Directors at such intervals as they may deem appropriate, to determine whether the Funds' net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Directors determines that such a deviation exists, they will take such corrective action as they regard as necessary and appropriate, such as selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a net asset value per share by using available market quotations.

                                      TAXES

         Each Fund intends to elect each year to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

         Each Fund expects to distribute net realized short-term gains (if any) once each year, although it may distribute them more frequently, if necessary in order to maintain the Funds' net asset value at $1.00 per share. Distributions of net investment income and net short-term capital gains are taxable to investors as ordinary income.

         Under the Code, each Fund is required to withhold 31% of reportable payments (including dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders who have not certified that the social security number or taxpayer identification number supplied by them is correct and that they are not subject to backup withholding because of previous under reporting to the IRS. These backup withholding requirements generally do not apply to shareholders that are corporations or governmental units or certain tax-exempt organizations.

         Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as Tax Free Obligations Fund, will not be deductible by a shareholder in proportion to the ratio of exempt-interest dividends to all dividends other than those treated as long-term capital gains. Indebtedness may be allocated to shares of Tax Free Obligations Fund even though not directly traceable to the purchase of such shares. Federal tax law also restricts the deductibility of other expenses allocable to shares of Tax Free Obligations Fund.

         For shareholders who are or may become recipients of Social Security benefits, exempt-interest dividends are includable in computing "modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits includable in gross income is 85%.

         The Code imposes requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax-exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for certain tax-exempt securities. Tax Free Obligations Fund cannot predict what additional legislation may be enacted that may affect shareholders. The Fund will avoid investment in such tax-exempt securities which, in the opinion of the Advisor, pose a material risk of the loss of tax exemption. Further, if such tax-exempt security in the Fund's portfolio loses its exempt status, the Fund will make every effort to dispose of such investment on terms that are not detrimental to the Fund.


                         CALCULATION OF PERFORMANCE DATA

         The Funds may issue current yield quotations. Simple yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven calendar day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7. The resulting yield figure will be carried to at least the nearest hundredth of one percent. Effective yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven calendar day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

              EFFECTIVE YIELD -- [(BASE PERIOD RETURN + 1)365/7]-1

         When calculating the foregoing yield or effective yield quotations, the calculation of net change in account value will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees, other than nonrecurring accounts or sales charges that are charged to all shareholder accounts in proportion to the length of the base period. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation are excluded from the calculation of yield and effective yield.

         From time to time, a Fund may advertise its "yield" and "effective yield." These yield figures are based upon historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. For the seven-day period ended September 30, 1998, the yield and effective yield, respectively, for the Funds were as set forth below. Please note that there were no Class C Shares outstanding as of September 30, 1998.

                                                 YIELD          EFFECTIVE YIELD
                                            ---------------    -----------------
GOVERNMENT OBLIGATIONS FUND
     Class A                                           4.76%                4.87%
     Class Y                                           5.01                 5.13
     Class D                                           4.86                 4.97

PRIME OBLIGATIONS FUND
     Class A                                           4.94                 5.06
     Class B                                           4.18                 4.27
     Class Y                                           5.19                 5.32
     Class D                                           5.04                 5.16

TAX FREE OBLIGATIONS FUND
     Class A                                           3.13                 3.18
     Class Y                                           3.38                 3.44
     Class D                                           3.23                 3.28

TREASURY OBLIGATIONS FUND
     Class A                                           4.71                 4.82
     Class Y                                           4.96                 5.08
     Class D                                           4.81                 4.92

         Tax Free Obligations Fund may also advertise its tax equivalent yield. This yield will be computed by dividing that portion of the seven-day yield or effective yield of the Fund (computed as set forth above) which is tax-exempt by one minus the maximum federal income tax rate and adding the product of that portion, if any, of the yield of the Fund that is not tax-exempt. For the seven day period ended September 30, 1998, the tax-equivalent yield for Tax Free Obligations Fund was as follows:


                                                 YIELD          EFFECTIVE YIELD
                                            ---------------    -----------------
TAX FREE OBLIGATIONS FUND
     Class A                                           5.18%                5.26%
     Class Y                                           5.60                 5.70
     Class D                                           5.35                 5.43

         Yield information may be useful in reviewing the Funds' performance and for providing a basis for comparison with other investment alternatives. However, yields fluctuate, unlike investments which pay a fixed yield for a stated period of time. Yields for the Funds are calculated on the same basis as other money market funds as required by applicable regulations. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

         Investors should recognize that in periods of declining interest rates the Funds' yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the Funds' yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Funds' portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

         Should a Fund incur or anticipate any unusual expense, loss, or depreciation which would adversely affect its net asset values per share or income for a particular period, the Directors would at that time consider whether to adhere to the present dividend policy described above or revise it in light of the then prevailing circumstances. For example, if a Fund's net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Directors may suspend further dividend payments until net asset value returned to $1.00. Thus, such expenses or losses or depreciation may result in the investor receiving upon redemption a price per share lower than that which the investor paid.


                   ADDITIONAL INFORMATION ABOUT SELLING SHARES

BY TELEPHONE

         A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial institution by the time specified by the institution to be assured same day processing and redemption requests must be transmitted to and received by the Funds by 2:00 p.m. Central Time (for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund) and by 11:30 a.m. Central Time (for Tax Free Obligations Fund), for same day processing. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly. Redemptions processed by 2:00 p.m. Central Time (for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund) and by 11:30 a.m. Central Time (for Tax Free Obligations Fund) will not receive that day's dividend. Redemption requests placed after that respective time will earn that day's dividend, but will not receive proceeds until the following day.

         Shareholders who did not purchase their shares through a financial institution may redeem Fund shares by telephoning (800) 637-2548. At the shareholder's request, redemption proceeds will be paid by check and mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event longer than seven days after the request. Wire instructions must be previously established in the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time a Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

         In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered. Neither the Transfer Agent nor any Fund will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Transfer Agent and the Funds will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Transfer Agent examines each shareholder request by verifying the account number and/or taxpayer identification number at the time such request is made. The Transfer Agent subsequently sends confirmations of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Transfer Agent and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

         Any shareholder may redeem Fund shares by sending a written request to the Transfer Agent, shareholder servicing agent, or financial institution. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Funds, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven business days, after receipt of a proper written redemption request.

         Shareholders requesting a redemption of $25,000 or more, a redemption of any amount to be sent to an address other than that on record with the Funds, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

         * a trust company or commercial bank, the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

         * a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or the National Association for Securities Dealers;

         * a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

         * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

         The Funds do not accept signatures guaranteed by a notary public.

         The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

BY CHECKING ACCOUNT

         At the shareholder's request, the Transfer Agent will establish a checking account for redeeming Fund shares. With a Fund checking account, shares may be redeemed simply by writing a check for $100 or more. The redemption will be made at the net asset value on the date that the Transfer Agent presents the check to a Fund. A check may not be written to close an account. If a shareholder wishes to redeem shares and have the proceeds available, a check may be written and negotiated through the shareholder's bank. Checks should never be sent to the Transfer Agent to redeem shares. Copies of canceled checks are available upon request. A fee is charged for this service. For further information, contact the Funds.

REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

         When shares are purchased by check or with funds transferred through the Automated Clearing House, the proceeds of redemption of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date.

                        COMMERCIAL PAPER AND BOND RATINGS

COMMERCIAL PAPER RATINGS

         Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further defined with the designation 1, 2 and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus sign designation.

         Moody's Investors Service, Inc. ("Moody's") commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, and it does not represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

             PRIME-1.......................... Superior capacity for repayment

             PRIME-2.......................... Strong capacity for repayment

             PRIME-3.......................... Acceptable capacity for repayment

CORPORATE BOND RATINGS

Standard & Poor's ratings for corporate bonds include the following:

         Bonds rated "AAA" have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest-rated issues only in small degree.

Moody's ratings for corporate bonds include the following:

         Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Bonds rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.


                              FINANCIAL STATEMENTS

         The financial statements of FAF included in its annual report to shareholders dated September 30, 1998 are incorporated herein by reference. Such annual report to shareholders accompanies this Statement of Additional Information.

                           FIRST AMERICAN FUNDS, INC.
                           PART C -- OTHER INFORMATION

ITEM 23. EXHIBITS

        (a)(1) Amended and Restated Articles of Incorporation, as amended through October 2, 1997 (Incorporated by reference to Exhibit
                (1) to Post-Effective Amendment No. 22, Exhibit (1)(b) to Post-Effective Amendment No. 25 and Exhibit (1)(b) to Post-Effective Amendment No. 28.)

   *    (a)(2)  Certificate of Designation designating Class C Shares

   *    (b)     Bylaws, as amended through December 9, 1998

        (c)     Not applicable

        (d)(1) Investment Advisory Agreement, dated January 20, 1995, between the Registrant and First Bank National Association (Incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 22.)

        (d)(2) Amendment to Exhibit A to Investment Advisory Agreement (Incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 27)

        (e)(1) Distribution Agreement and Service Agreement relating to the Class B Shares, dated January 20, 1995, between the Registrant and SEI Financial Services Company (Incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 22.)

        (e)(2) Distribution Agreement relating to the Class A, Class Y and Class D Shares, dated January 20, 1995, between the Registrant and SEI Financial Services Company (Incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 22.)

   *    (e)(3)  Distribution and Service Agreement relating to the Class C
                Shares, dated December 9, 1998, between the Registrant and SEI Investments Distribution Co.

        (f)     Not applicable

        (g)(1) Custodian Agreement dated September 20, 1993, between the Registrant and First Trust National Association (Incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 22.)

        (g)(2) Compensation Agreement, dated January 20, 1995, pursuant to Custodian Agreement(Incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 22.)

        (g)(3) Compensation Agreement dated October 8, 1997, pursuant to Custodian Agreement (Incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 27.)

        (g)(4) Assignment of Custodian Agreements and Security Lending Agency Agreement to U.S. Bank National Association, dated May 1, 1998 (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 30.)

        (h)(1) Transfer Agency Agreement dated March 31, 1994, between the Registrant and Supervised Service Company [superseded] (Incorporated by reference to Exhibit (9)(a) to Post-Effective Amendment No. 22.)

        (h)(2) Assignment of Transfer Agency Agreement to DST Systems, Inc. [superseded] (Incorporated by reference to Exhibit (9)(b) to Post-Effective Amendment No. 22.)

        (h)(3) Administration Agreement dated January 1, 1995 between the Registrant and SEI Financial Management Corporation (Incorporated by reference to Exhibit (9)(c) to Post-Effective Amendment No. 22.)

        (h)(4) Transfer Agency Agreement dated as of October 1, 1996, between Registrant and DST Systems, Inc. (Incorporated by reference to
                Exhibit 9(d) to Post-Effective Amendment No. 23.)

        (h)(5) Agreement dated July 1, 1997 between SEI and First Bank National Association (Incorporated herein by reference to Exhibit 9(e) to Post-Effective Amendment No. 25.)

        (h)(6) Amended and Restated Administration Agreement, dated July 1, 1997, by and between the Registrant and SEI Investments Management Corporation (Incorporated herein by reference to Exhibit 9(f) to Post-effective Amendment No. 26.)

        (h)(7) Sub-Administration Agreement effective January 1, 1998, by and between SEI and First Bank National Association (Incorporated herein by reference to Exhibit (9)(g) to Post-Effective Amendment No. 26.)

        (h)(8) Agreement dated July 1, 1997, by and between First Bank National Association and SEI Investments Management Corporation (Incorporated herein by reference to Exhibit (9)(h) to Post-Effective Amendment No. 26.)

        (h)(9) Shareholder Account Serving Agreement, dated October 1, 1998, between the Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 30.)

        (i)(1) Opinion and Consent of Dorsey & Whitney, dated January 26, 1982 (Incorporated by reference to Exhibit (10)(a) to Post-Effective Amendment No. 22.)

        (i)(2) Opinion and Consent of William N. Koster, Esq., dated November 5, 1981 (Incorporated by reference to Exhibit (10)(b) to Post-Effective Amendment No. 22.)

        (j)(1) Opinion and Consent of Melissa R. Fogelberg, dated February 6, 1985 (Incorporated by reference to Exhibit (11)(b) to Post-Effective Amendment No. 22.)

        (j)(2) Opinion and Consent of Dorsey & Whitney, dated November 25, 1991 (Incorporated by reference to Exhibit (11)(c) to Post-Effective Amendment No. 22.)

   *    (j)(3)  Consent of KPMG Peat Marwick LLP

        (k)     Not applicable

        (l) Letter of Investment Intent, dated November 3, 1981 (Incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 22.)

        (m)(1) Distribution Plan for Class A Shares (Incorporated by reference to Exhibit (15)(a) to Post-Effective Amendment No. 22.)

        (m)(2) Distribution Plan for Class B Shares (Incorporated by reference to Exhibit (15)(b) to Post-Effective Amendment No. 22.)

        (m)(3) Distribution Plan for Class D Shares (Incorporated by reference to Exhibit (15)(c) to Post-Effective Amendment No. 22.)

   *    (m)(4)  Distribution Plan for Class C Shares

        (m)(5) Service Plan for Class B Shares (Incorporated by reference to Exhibit (15)(d) to Post-Effective Amendment No. 22.)

   *    (m)(6)  Service Plan for Class C Shares

   *    (n)     Financial Data Schedule

        (o) Multiple Class Plan Pursuant to Rule 18f-3 (Incorporated by reference to Exhibit (18) to Post-Effective Amendment No. 22.)

*       Filed herewith

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                Not applicable.

ITEM 25. INDEMNIFICATION

       The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder.

       Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

       The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and

Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980).

       Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

       Information on the business of the Registrant's investment adviser, U.S. Bank National Association (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

                               POSITIONS AND OFFICES                   OTHER POSITIONS AND OFFICES
         NAME                     WITH THE MANAGER                   AND PRINCIPAL BUSINESS ADDRESS
         ----                     ----------------                   ------------------------------
John F. Grundhofer     Chairman, President and Chief               Chairman, President and Chief
                       Executive Officer                           Executive Officer of U.S. Bancorp*

Richard A. Zona        Director and Vice Chairman--Finance         Vice Chairman--Finance of U.S.
                                                                   Bancorp*

Philip G. Heasley      Director and Vice Chairman                  Vice Chairman and Group Head of the
                                                                   Retail Product Group of U.S. Bancorp*

J. Robert Hoffmann     Director, Chief Credit Officer              Executive Vice President and Chief
                       and Executive Vice President                Credit Officer of U.S. Bancorp*

Lee R. Mitau           Director, General Counsel,                  Executive Vice President, Secretary,
                       Executive Vice President and Secretary      and General Counsel of U.S. Bancorp*

Susan E. Lester        Director, Executive Vice President and      Executive Vice President and Chief
                       Chief Financial Officer                     Financial Officer of U.S. Bancorp*

Robert D. Sznewajs     Director and Vice Chairman                  Vice Chairman of U.S. Bancorp*

Gary T. Duim           Director and Vice Chairman                  Vice Chairman of U.S. Bancorp*

------------------

*  Address: 601 Second Avenue South, Minneapolis, Minnesota 55402.

ITEM 27. PRINCIPAL UNDERWRITERS:

         (a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the Registrant's securities also acts as a principal underwriter, distributor or investment adviser:

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor") acts as distributor for SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, The Advisors' Inner Circle Fund, Pillar Funds, CUFund, STI Classic Funds, CoreFunds, Inc., First American Funds, Inc., First American Investment Funds, Inc., The Arbor Fund, Boston 1784 Funds, PBHG Funds, Inc., Marquis Funds, Morgan Grenfell Investment Trust, The Achievement Funds Trust, Bishop Street Funds, CrestFunds, Inc., STI Classic Variable Trust, ARK Funds, Monitor Funds, SEI Asset Allocation Trust, Expedition Funds, TIP Funds, SEI Institutional Investments Trust, First American Strategy Funds, Inc., Highmark Funds, Armada Funds, PBHG Insurance Series Fund, Inc., TIP Institutional Funds, Oak Associates Funds and The Nevis Funds, Inc., pursuant to distribution agreements dated November 29, 1982, July 15, 1982, December 3, 1982, July 10, 1985, January 22, 1987, August 30, 1988, November 14, 1991,
February 28, 1992, May 1, 1992, May 29, 1992, October 30, 1992, November 1,
1992, November 1, 1992, January 28, 1993, June 1, 1993, July 16, 1993, August
17, 1993, January 3, 1994, December 27, 1994, January 27, 1995, March 1, 1995,
August 18, 1995, November 1, 1995, January 11, 1996, April 1, 1996, April 29,
1996, June 14, 1996, October 1, 1996, February 15, 1997, March 8, 1997, April 1,
1997, June 9, 1997, January 1, 1998, February 27, 1998 and June 29, 1998,
respectively.

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement, and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

         (b) Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to Item 20. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

NAME                      POSITIONS AND OFFICES WITH UNDERWRITER         POSITIONS AND OFFICES WITH REGISTRANT
Alfred P. West, Jr.       Director, Chairman & Chief                                        --
                            Executive Officer
Henry H. Greer            Director                                                          --
Carmen V. Romeo           Director                                                          --
Mark J. Held              President & Chief Operating Officer                               --
Gilbert L. Beebower       Executive Vice President                                          --
Richard B. Lieb           Executive Vice President, President -
                            Investment Services Division                                    --
Dennis J. McGonigle       Executive Vice President                                          --
Robert M. Silvestri       Chief Financial Officer & Treasurer                               --
Leo J. Dolan, Jr.         Senior Vice President                                             --
Carl A. Guarino           Senior Vice President                                             --
Larry Hutchinson          Senior Vice President                                             --
Jack May                  Senior Vice President                                             --
Hartland J. McKeown       Senior Vice President                                             --
Barbara J. Moore          Senior Vice President                                             --
Kevin P. Robins           Senior Vice President & General Counsel        Vice President & Assistant Secretary
Patrick K. Walsh          Senior Vice President                                             --
Ronert Aller              Vice President                                                    --

Gordon W. Carpenter       Vice President                                                    --
Todd Cipperman            Vice President & Assistant Secretary                              --
S. Courtney E. Collier    Vice President & Assistant Secretary           Vice President & Assistant Secretary
Robert Crudup             Vice President & Managing Director                                --
Barbara Doyne             Vice President                                                    --
Jeff Drennen              Vice President                                                    --
James R. Foggo                                                           Vice President & Assistant Secretary
Vic Galef                 Vice President & Managing Director                                --
Lydia A. Gavalis          Vice President & Assistant Secretary           Vice President & Assistant Secretary
Greg Gettinger            Vice President & Assistant Secretary                              --
Jeff Jacobs               Vice President                                                    --
Samuel King               Vice President                                                    --
Kim Kirk                  Vice President & Managing Director                                --
John Krzeminski           Vice President & Managing Director                                --
Carolyn McLaurin          Vice President & Managing Director                                --
W. Kelso Morrill          Vice President                                                    --
Mark Nagle                Vice President                                                 President
Joanne Nelson             Vice President                                                    --
Joseph M. O'Donnell       Vice President & Assistant Secretary           Vice President & Assistant Secretary
Sandra K. Orlow           Vice President & Secretary                     Vice President & Assistant Secretary
Cynthia M. Parrish        Vice President & Assistant Secretary                              --
Donald Pepin              Vice President & Managing Director                                --
Kim Rainey                Vice President                                                    --
Rob Redecan               Vice President                                                    --
Maria Reinhart            Vice President                                                    --
Mark Samuels              Vice President & Managing Director                                --
Steve Smith               Vice President                                                    --
Daniel Spaventa           Vice President                                                    --
Kathryn L. Stanton        Vice President & Assistant Secretary                              --
Lynda J. Striegel         Vice President & Assistant Secretary           Vice President & Assistant Secretary
Lori L. White             Vice President & Assistant Secretary                              --
Wayne M. Withrow          Vice President & Managing Director                                --


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

       All accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

ITEM 29. MANAGEMENT SERVICES

       Not applicable.

ITEM 30. UNDERTAKINGS

       Not applicable.

                                   SIGNATURES

        As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement No. 2-74747 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania, on the 29th day of January, 1999.

                                          FIRST AMERICAN FUNDS, INC.

ATTEST:      /s/ Michael G. Beattie       By:         /s/ James R. Foggo
        --------------------------------      ----------------------------------
               Michael G. Beattie                       James R. Foggo
                                                        Vice President

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

           SIGNATURE                       TITLE                          DATE
           ---------                       -----                          ----


     /s/ Michael G. Beattie         Controller (Principal                  **
-------------------------------     Financial and Accounting Officer)
       Michael G. Beattie


               *                    Director                               **
-------------------------------
       David T. Bennett


               *                    Director                               **
-------------------------------
       Robert J. Dayton


               *                    Director                               **
-------------------------------
     Andrew M. Hunter III


               *                    Director                               **
-------------------------------
     Leonard W. Kedrowski


               *                    Director                               **
-------------------------------
        Robert L. Spies


               *                    Director                               **
-------------------------------
       Joseph D. Strauss


               *                    Director                               **
-------------------------------
     Virginia L. Stringer


               *              *      Director                               **
-------------------------------
        Roger A. Gibson

* By:  /s/ James R. Foggo
     --------------------------
        James R. Foggo
       Attorney-in-Fact

**  January 29, 1999